NVG
Nuveen AMT-Free Municipal Credit Income Fund
Portfolio of Investments    January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 159.6% (99.1% of Total Investments)
	MUNICIPAL BONDS – 158.7% (98.5% of Total Investments)
	Alabama – 2.0% (1.3% of Total Investments)
$3,645	Alabama Private Colleges and University Facilities Authority, Limited Obligation Bonds, University of Mobile Project, Series 2015A, 6.000%, 9/01/45, 144A	9/25 at 100.00	N/R	$3,917,245
5,000	Birmingham-Jefferson Civic Center Authority, Alabama, Special Tax Bonds, Series 2018A, 4.000%, 7/01/43	7/28 at 100.00	A-	5,448,900
22,655	Lower Alabama Gas District, Alabama, Gas Project Revenue Bonds, Series 2016A, 5.000%, 9/01/46	No Opt. Call	A2	30,350,677
8,100	Mobile Spring Hill College Educational Building Authority, Alabama, Revenue Bonds, Spring Hill College Project, Series 2015, 5.875%, 4/15/45	4/25 at 100.00	N/R	8,701,506
	The Improvement District of the City of Mobile - McGowin Park Project, Alabama, Sales Tax Revenue Bonds, Series 2016A:
1,000	5.250%, 8/01/30	8/26 at 100.00	N/R	1,035,380
1,300	5.500%, 8/01/35	8/26 at 100.00	N/R	1,343,095
6,970	Tuscaloosa County Industrial Development Authority, Alabama, Gulf Opportunity Zone Bonds, Hunt Refining Project, Refunding Series 2019A, 5.250%, 5/01/44, 144A	5/29 at 100.00	N/R	7,572,347
12,000	UAB Medicine Finance Authority, Alabama, Revenue Bonds, Series 2019B, 4.000%, 9/01/44	9/29 at 100.00	AA-	13,527,120
60,670	Total Alabama			71,896,270
	Alaska – 0.4% (0.3% of Total Investments)
	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Senior Series 2021A Class 1:
2,490	4.000%, 6/01/41	6/31 at 100.00	A-	2,835,936
8,100	4.000%, 6/01/50	6/31 at 100.00	BBB+	8,935,029
720	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Series 2021B-1 Class 2, 4.000%, 6/01/50	6/31 at 100.00	BBB-	786,773
16,570	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Series 2021B-2 Class 2, 0.000%, 6/01/66	6/31 at 30.73	N/R	2,789,228
27,880	Total Alaska			15,346,966
	Arizona – 2.6% (1.6% of Total Investments)
4,230	Apache County Industrial Development Authority, Arizona, Pollution Control Revenue Bonds, Tucson Electric Power Company, Series 20102A, 4.500%, 3/01/30	3/22 at 100.00	A-	4,242,309
1,475	Arizona Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Basis Schools, Inc. Projects, Series 2017D, 5.000%, 7/01/47, 144A	7/27 at 100.00	BB	1,655,038
6,290	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Academies of Math & Science Projects, Series 2019, 5.000%, 7/01/54, 144A	7/29 at 100.00	BB	7,014,231
3,260	Arizona Industrial Development Authority, Education Facility Revenue Bonds, Caurus Academy Project, Series 2018A, 6.375%, 6/01/39, 144A	6/28 at 100.00	N/R	3,700,687

NVG	Nuveen AMT-Free Municipal Credit Income Fund (continued)
Portfolio of Investments January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Arizona (continued)
$10,000	Arizona Sports and Tourism Authority, Tax Revenue Bonds, Multipurpose Stadium Facility Project, Refunding Senior Series 2012A, 5.000%, 7/01/31	7/22 at 100.00	A	$10,150,800
3,142	Cahava Springs Revitalization District, Cave Creek, Arizona, Special Assessment Bonds, Series 2017A, 7.000%, 7/01/41, 144A (4)	7/27 at 100.00	N/R	2,419,491
4,885	Glendale Industrial Development Authority, Arizona, Senior Living Revenue Bonds, Royal Oaks Royal Oaks - Inspirata Pointe Project, Series 2020A, 5.000%, 5/15/56	5/26 at 103.00	BBB-	5,391,379
1,350	Maricopa County Industrial Development Authority, Arizona, Education Revenue Bonds, Legacy Traditional Schools Projects, Series 2021A, 4.000%, 7/01/56, 144A	7/31 at 100.00	N/R	1,433,768
	Maricopa County Industrial Development Authority, Arizona, Education Revenue Bonds, Legacy Traditional Schools Projects, Taxable Series 2019B:
1,730	5.000%, 7/01/49, 144A	7/29 at 100.00	Ba2	1,976,940
1,975	5.000%, 7/01/54, 144A	7/29 at 100.00	Ba2	2,249,841
800	Maricopa County Industrial Development Authority, Arizona, Education Revenue Bonds, Reid Traditional School Projects, Series 2016, 5.000%, 7/01/47	7/26 at 100.00	Baa3	879,016
	Phoenix Civic Improvement Corporation, Arizona, Revenue Bonds, Civic Plaza Expansion Project, Series 2005B:
6,000	5.500%, 7/01/37 – FGIC Insured	No Opt. Call	AA	8,384,520
8,755	5.500%, 7/01/39 – FGIC Insured	No Opt. Call	AA	12,451,011
	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Basis Schools, Inc. Projects, Series 2016A:
620	5.000%, 7/01/35, 144A	7/25 at 100.00	BB	676,352
1,025	5.000%, 7/01/46, 144A	7/25 at 100.00	BB	1,109,727
2,045	Phoenix Industrial Development Authority, Arizona, Multifamily Housing Revenue Bonds, Deer Valley Veterans Assisted Living Project, Series 2016A, 5.125%, 7/01/36	7/24 at 101.00	N/R	1,993,057
	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Edkey Charter Schools Project, Series 2016:
1,130	5.250%, 7/01/36	7/26 at 100.00	BB-	1,214,117
1,850	5.375%, 7/01/46	7/26 at 100.00	BB-	1,972,877
2,135	5.500%, 7/01/51	7/26 at 100.00	BB-	2,271,512
2,920	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Edkey Charter Schools Project, Series 2019, 5.875%, 7/01/51, 144A	7/26 at 103.00	N/R	3,241,200
885	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, San Tan Montessori School Project, Series 2016, 6.500%, 2/01/48, 144A	2/24 at 100.00	N/R	928,799
3,050	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, San Tan Montessori School Project, Series 2017, 6.750%, 2/01/50, 144A	2/28 at 100.00	N/R	3,458,547
	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc Prepay Contract Obligations, Series 2007:
6,820	5.000%, 12/01/32	No Opt. Call	BBB+	8,568,443
2,465	5.000%, 12/01/37	No Opt. Call	BBB+	3,255,082
2,000	Yavapai County Industrial Development Authority, Arizona, Hospital Revenue Bonds, Yavapai Regional Medical Center, Series 2013A, 5.250%, 8/01/33	8/23 at 100.00	A2	2,121,140
80,837	Total Arizona			92,759,884

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Arkansas – 0.3% (0.2% of Total Investments)
	Arkansas Development Finance Authority, Tobacco Settlement Revenue Bonds, Arkansas Cancer Research Center Project, Series 2006:
$2,635	0.000%, 7/01/36 – AMBAC Insured	No Opt. Call	Aa2	$1,754,620
20,480	0.000%, 7/01/46 – AMBAC Insured	No Opt. Call	Aa2	9,193,472
23,115	Total Arkansas			10,948,092
	California – 13.1% (8.1% of Total Investments)
6,135	Alhambra Unified School District, Los Angeles County, California, General Obligation Bonds, Capital Appreciation Series 2009B, 0.000%, 8/01/30 – AGC Insured	No Opt. Call	AA	5,172,480
	Anaheim Public Financing Authority, California, Lease Revenue Bonds, Public Improvement Project, Series 1997C:
5,795	0.000%, 9/01/35 – AGM Insured	No Opt. Call	AA	4,180,861
6,820	0.000%, 9/01/35 – AGM Insured (ETM)	No Opt. Call	AA (5)	5,033,910
4,100	Antelope Valley Healthcare District, California, Revenue Bonds, Series 2016A, 5.000%, 3/01/41	3/26 at 100.00	Ba3	4,435,790
5,000	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series 2013S-4, 5.000%, 4/01/38 (Pre-refunded 4/01/23)	4/23 at 100.00	A1 (5)	5,249,350
5,825	California Community Housing Agency, California, Essential Housing Revenue Bonds, Fountains at Emerald Park, Senior Lien Series 2021A-1, 3.000%, 8/01/56, 144A	8/31 at 100.00	N/R	4,758,967
1,430	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los Angeles County Securitization Corporation, Series 2020A, 4.000%, 6/01/49	6/30 at 100.00	BBB+	1,591,504
580	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los Angeles County Securitization Corporation, Series 2020B-1, 5.000%, 6/01/49	6/30 at 100.00	BBB-	674,668
50,460	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los Angeles County Securitization Corporation, Series 2020B-2, 0.000%, 6/01/55	6/30 at 26.72	N/R	9,644,420
22,965	California Educational Facilities Authority, Revenue Bonds, Stanford University Series 2016U-7, 5.000%, 6/01/46 (UB) (6)	No Opt. Call	AAA	32,913,897
15,850	California Educational Facilities Authority, Revenue Bonds, Stanford University Series 2019V-1, 5.000%, 5/01/49	No Opt. Call	AAA	23,138,464
5,215	California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Health System, Series 2021A, 4.000%, 8/15/48	8/31 at 100.00	N/R	5,913,080
10,000	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard Children's Hospital, Series 2012A, 5.000%, 8/15/51	8/22 at 100.00	A+	10,241,200
1,600	California Health Facilities Financing Authority, Revenue Bonds, Saint Joseph Health System, Series 2013A, 5.000%, 7/01/37 (Pre-refunded 7/01/23)	7/23 at 100.00	AA- (5)	1,693,792
6,665	California Health Facilities Financing Authority, Revenue Bonds, Stanford Hospitals and Clinics, Series 2015A, 5.000%, 8/15/54 (UB) (6)	8/25 at 100.00	AA-	7,426,610
	California Health Facilities Financing Authority, Revenue Bonds, Stanford Hospitals and Clinics, Tender Option Bond Trust 2016-XG0049:
1,555	9.434%, 8/15/51 (Pre-refunded 8/15/22), 144A (IF) (6)	8/22 at 100.00	AA- (5)	1,629,951
1,650	9.442%, 8/15/51 (Pre-refunded 8/15/22), 144A (IF) (6)	8/22 at 100.00	AA- (5)	1,729,596
4,075	9.442%, 8/15/51 (Pre-refunded 8/15/22), 144A (IF) (6)	8/22 at 100.00	AA- (5)	4,271,578

NVG	Nuveen AMT-Free Municipal Credit Income Fund (continued)
Portfolio of Investments January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$5,000	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2013A, 5.000%, 8/15/52 (Pre-refunded 8/15/23)	8/23 at 100.00	A (5)	$5,316,200
	California Municipal Finance Authority, Charter School Revenue Bonds, Palmdale Aerospace Academy Project, Series 2016A:
3,065	5.000%, 7/01/31, 144A	7/26 at 100.00	BB	3,419,927
1,000	5.000%, 7/01/36, 144A	7/26 at 100.00	BB	1,110,020
555	5.000%, 7/01/41, 144A	7/26 at 100.00	BB	612,143
195	5.000%, 7/01/46, 144A	7/26 at 100.00	BB	213,966
	California Municipal Finance Authority, Education Revenue Bonds, American Heritage Foundation Project, Series 2016A:
260	5.000%, 6/01/36	6/26 at 100.00	BBB-	289,232
435	5.000%, 6/01/46	6/26 at 100.00	BBB-	478,439
4,720	California Municipal Finance Authority, Revenue Bonds, Community Health System, Series 2021A, 4.000%, 2/01/51	2/32 at 100.00	N/R	5,283,757
3,000	California Municipal Finance Authority, Revenue Bonds, Simpson University, Series 2020A, 6.000%, 10/01/50	10/27 at 103.00	N/R	3,313,230
5,425	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, San Diego County Water Authoriity Desalination Project Pipeline, Refunding Series 2019, 5.000%, 11/21/45, 144A	1/29 at 100.00	Baa3	6,277,376
2,050	California Public Finance Authority, Revenue Bonds, Henry Mayo Newhall Hospital, Series 2017, 5.000%, 10/15/47	10/26 at 100.00	BBB-	2,315,290
735	California School Finance Authority, Charter School Revenue Bonds, Downtown College Prep - Obligated Group, Series 2016, 5.000%, 6/01/46, 144A	6/26 at 100.00	N/R	782,253
715	California School Finance Authority, Charter School Revenue Bonds, Rocketship Education Obligated Group, Series 2016A, 5.000%, 6/01/36, 144A	6/25 at 100.00	N/R	769,147
570	California School Finance Authority, Charter School Revenue Bonds, Rocketship Education Obligated Group, Series 2017A, 5.125%, 6/01/47, 144A	6/26 at 100.00	N/R	616,170
80	California State, General Obligation Bonds, Series 2002, 5.000%, 10/01/32 – NPFG Insured	3/22 at 100.00	AA-	80,303
5	California State, General Obligation Bonds, Series 2004, 5.000%, 4/01/31 – AMBAC Insured	3/22 at 100.00	AA-	5,019
12,710	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2014A, 5.500%, 12/01/54	12/24 at 100.00	BB-	14,068,191
66,005	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2016A, 5.250%, 12/01/56, 144A	6/26 at 100.00	BB-	74,885,313
10,130	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2018A, 5.500%, 12/01/58, 144A	6/28 at 100.00	BB-	11,949,956
4,000	California Statewide Communities Development Authority, Revenue Bonds, Huntington Memorial Hospital, Refunding Series 2014B, 4.000%, 7/01/39 (Pre-refunded 7/01/24)	7/24 at 100.00	A- (5)	4,273,920
	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A:
135	5.750%, 7/01/30 (4), (7)	1/22 at 100.00	N/R	85,826
389	5.750%, 7/01/35 (4), (7)	1/22 at 100.00	N/R	247,694

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$5,000	Clovis Unified School District, Fresno County, California, General Obligation Bonds, Series 2001A, 0.000%, 8/01/25 – FGIC Insured (ETM)	No Opt. Call	Baa2 (5)	$4,782,600
1,205	CMFA Special Finance Agency VII, California, Essential Housing Revenue Bonds, Senior Lien Series 2021A-1, 3.000%, 8/01/56, 144A	8/31 at 100.00	N/R	969,784
3,400	Coachella Valley Unified School District, Riverside County, California, General Obligation Bonds, Election 2005 Series 2010C, 0.000%, 8/01/33 – AGM Insured	No Opt. Call	A1	2,577,166
14,375	Corona-Norco Unified School District, Riverside County, California, General Obligation Bonds, Capital Appreciation, Election 2006 Refunding Series 2009C, 0.000%, 8/01/39 – AGM Insured	No Opt. Call	Aa3	8,405,206
5,000	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Escondido Portfolio, Social Senior Lien Series 2021A-2, 4.000%, 6/01/58, 144A	6/31 at 100.00	N/R	4,664,400
20,985	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Monterrey Station Apartments, Senior Lien Series 2021A-1, 3.125%, 7/01/56, 144A	7/32 at 100.00	N/R	17,296,047
2,475	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Vineyard Gardens Apartments, Senior Lien Series 2021A, 3.250%, 10/01/58, 144A	4/32 at 100.00	N/R	2,018,858
10,000	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Wood Creek Apartments, Mezzanine Lien Series 2021A-2, 4.000%, 12/01/58	6/32 at 100.00	N/R	9,536,200
	El Rancho Unified School District, Los Angeles County, California, General Obligation Bonds, Election 2010 Series 2011A:
2,615	6.900%, 8/01/31 – AGM Insured (8)	8/28 at 100.00	A1	3,104,240
3,600	7.050%, 8/01/34 – AGM Insured (8)	8/28 at 100.00	A1	4,282,560
	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Senior Lien Series 2015A:
3,960	0.000%, 1/15/34 – AGM Insured	No Opt. Call	BBB	2,936,538
5,000	0.000%, 1/15/35 – AGM Insured	No Opt. Call	BBB	3,591,850
	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Series 2013A:
910	0.000%, 1/15/42 (8)	1/31 at 100.00	Baa2	1,130,484
6,610	6.000%, 1/15/49 (Pre-refunded 1/15/24)	1/24 at 100.00	Baa2 (5)	7,240,462
4,445	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Term Rate Sub-Series 2013B-1, 3.500%, 1/15/53	7/29 at 100.00	Baa2	4,661,738
43,175	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Capital Appreciation Series 2021B-2, 0.000%, 6/01/66	12/31 at 27.75	N/R	6,898,501
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2018A-1:
1,795	5.000%, 6/01/47 (Pre-refunded 6/01/22)	6/22 at 100.00	N/R (5)	1,822,087
1,140	5.250%, 6/01/47 (Pre-refunded 6/01/22)	6/22 at 100.00	N/R (5)	1,158,149
1,875	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2018A-2, 5.000%, 6/01/47 (Pre-refunded 6/01/22)	6/22 at 100.00	N/R (5)	1,903,294
	Kern Community College District, California, General Obligation Bonds, Safety, Repair & Improvement, Election 2002 Series 2006:
5,600	0.000%, 11/01/24 – AGM Insured	No Opt. Call	AA	5,396,048
5,795	0.000%, 11/01/25 – AGM Insured	No Opt. Call	AA	5,471,117

NVG	Nuveen AMT-Free Municipal Credit Income Fund (continued)
Portfolio of Investments January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$1,090	Lincoln Public Financing Authority, Placer County, California, Twelve Bridges Limited Obligation Revenue Bonds, Refunding Series 2011A, 4.375%, 9/02/25 – AGM Insured	3/22 at 100.00	AA	$1,093,150
7,575	Mount San Antonio Community College District, Los Angeles County, California, General Obligation Bonds, Election of 2008, Series 2013A, 0.000%, 8/01/43 (8)	8/35 at 100.00	AA	8,292,049
3,310	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series 2009B, 6.500%, 11/01/39	No Opt. Call	BBB+	4,997,968
	Oceanside Unified School District, San Diego County, California, General Obligation Bonds, Capital Appreciation, 2008 Election Series 2009A:
530	0.000%, 8/01/26 – AGC Insured (ETM)	No Opt. Call	Aa3 (5)	495,661
605	0.000%, 8/01/26 – AGC Insured (ETM)	No Opt. Call	Aa3 (5)	565,802
4,770	0.000%, 8/01/26 – AGC Insured	No Opt. Call	Aa3	4,429,183
225	0.000%, 8/01/28 – AGC Insured (ETM)	No Opt. Call	Aa3 (5)	201,366
1,995	0.000%, 8/01/28 – AGC Insured	No Opt. Call	Aa3	1,762,602
525	Ontario Redevelopment Financing Authority, San Bernardino County, California, Revenue Bonds, Redevelopment Project 1, Series 1993, 5.850%, 8/01/22 – NPFG Insured (ETM)	3/22 at 100.00	N/R (5)	539,091
3,905	Orange County, California, Special Tax Bonds, Community Facilities District 2015-1 Esencia Village, Series 2015A, 4.250%, 8/15/38	8/25 at 100.00	N/R	4,142,229
	Palo Alto, California, Certificates of Participation, Public Safety Building, Series 2021:
2,560	2.000%, 11/01/42	11/30 at 100.00	AA+	2,297,139
1,940	2.125%, 11/01/44	11/30 at 100.00	AA+	1,742,062
3,700	Palomar Pomerado Health, California, General Obligation Bonds, Capital Appreciation, Election of 2004, Series 2007A, 0.000%, 8/01/25 – NPFG Insured	No Opt. Call	BBB-	3,467,418
7,935	Palomar Pomerado Health, California, General Obligation Bonds, Series 2009A, 7.000%, 8/01/38 – AGC Insured	8/29 at 100.00	BBB-	10,766,446
9,145	Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los Medanos Community Development Project, Series 1999, 0.000%, 8/01/30 – AMBAC Insured	No Opt. Call	A	7,677,959
670	Riverside County Transportation Commission, California, Toll Revenue Senior Lien Bonds, Series 2013A, 5.750%, 6/01/48 (Pre-refunded 6/01/23)	6/23 at 100.00	BBB+ (5)	712,927
	San Clemente, California, Special Tax Revenue Bonds, Community Facilities District 2006-1 Marblehead Coastal, Series 2015:
480	5.000%, 9/01/40	9/25 at 100.00	N/R	526,910
905	5.000%, 9/01/46	9/25 at 100.00	N/R	987,889
4,000	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Governmental Purpose, Second Series 2013B, 5.000%, 5/01/43	5/23 at 100.00	A	4,185,120
	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Bonds, Refunding Senior Lien Series 2014A:
2,680	5.000%, 1/15/44 (Pre-refunded 1/15/25)	1/25 at 100.00	BBB (5)	2,985,815
8,275	5.000%, 1/15/50 (Pre-refunded 1/15/25)	1/25 at 100.00	BBB (5)	9,219,260
7,210	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Bonds, Refunding Series 1997A, 0.000%, 1/15/23 – NPFG Insured	No Opt. Call	Baa2	7,064,935
3,400	San Mateo County Community College District, California, General Obligation Bonds, Series 2006C, 0.000%, 9/01/30 – NPFG Insured	No Opt. Call	AAA	2,907,170
4,340	San Ysidro School District, San Diego County, California, General Obligation Bonds, 1997 Election Series 2012G, 0.000%, 8/01/34 – AGM Insured	No Opt. Call	AA	3,205,481

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$5,690	San Ysidro School District, San Diego County, California, General Obligation Bonds, Refunding Series 2015, 0.000%, 8/01/42	8/25 at 41.10	A3	$2,162,712
	Santa Ana Financing Authority, California, Lease Revenue Bonds, Police Administration and Housing Facility, Series 1994A:
3,575	6.250%, 7/01/24	No Opt. Call	Baa2	3,837,584
3,575	6.250%, 7/01/24 (ETM)	No Opt. Call	Baa2 (5)	3,844,197
3,500	Saugus Union School District, Los Angeles County, California, General Obligation Bonds, Series 2006, 0.000%, 8/01/23 – FGIC Insured	No Opt. Call	A+	3,443,090
610	Temecula Public Financing Authority, California, Special Tax Bonds, Community Facilities District 16-01, Series 2017, 6.250%, 9/01/47, 144A	9/27 at 100.00	N/R	671,756
524,579	Total California			464,165,790
	Colorado – 10.2% (6.3% of Total Investments)
4,300	Aerotropolis Regional Transportation Authority, Colorado, Special Revenue Bonds, Series 2021, 4.375%, 12/01/52	12/26 at 103.00	N/R	4,209,313
850	Aviation Station North Metropolitan District 2, Denver County, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2019A, 5.000%, 12/01/39	9/24 at 103.00	N/R	898,952
	Base Village Metropolitan District 2, Colorado, General Obligation Bonds, Refunding Series 2016A:
883	5.500%, 12/01/36	3/22 at 103.00	N/R	911,168
1,175	5.750%, 12/01/46	3/22 at 103.00	N/R	1,212,400
700	Brighton Crossing Metropolitan District 4, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Series 2017A, 5.000%, 12/01/47	12/22 at 103.00	N/R	729,232
3,410	Canyons Metropolitan District 5, Douglas County, Colorado, Limited Tax General Obligation and Special Revenue Bonds, Refunding & Improvement Series 2017A, 6.125%, 12/01/47	12/22 at 103.00	N/R	3,549,264
1,690	Canyons Metropolitan District 6, Douglas County, Colorado, Limited Tax General Obligation and Special Revenue Bonds, Refunding & Improvement Series 2017A, 6.125%, 12/01/47	12/22 at 103.00	N/R	1,759,020
	Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue Bonds, Refunding & Improvement Series 2017:
1,140	5.000%, 12/01/37, 144A	12/22 at 103.00	N/R	1,189,556
5,465	5.000%, 12/01/47, 144A	12/22 at 103.00	N/R	5,690,103
1,475	Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue Bonds, Refunding & Improvement Series 2020A, 5.000%, 12/01/51	12/25 at 103.00	N/R	1,585,138
195	Central Platte Valley Metropolitan District, Colorado, General Obligation Bonds, Refunding Series 2014, 5.000%, 12/01/43	12/23 at 100.00	BB	202,225
1,200	Clear Creek Station Metropolitan District 2, Adams County, Colorado, Limited Tax General Obligation Refunding & Improvement Series 2017A, 5.000%, 12/01/47	12/22 at 103.00	N/R	1,248,744
930	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Flagstaff Academy Project, Refunding Series 2016, 3.625%, 8/01/46	8/26 at 100.00	A+	959,072
1,165	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, The Classical Academy Project, Refunding Series 2015A, 5.000%, 12/01/38	12/24 at 100.00	A+	1,255,474
3,675	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Vanguard School Project, Refunding & Improvement Series 2016, 3.750%, 6/15/47	6/26 at 100.00	A+	3,805,977

NVG	Nuveen AMT-Free Municipal Credit Income Fund (continued)
Portfolio of Investments January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$1,750	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Weld County School District 6 - Frontier Academy, Refunding & Improvement Series 2016, 3.250%, 6/01/46	6/26 at 100.00	A+	$1,779,067
	Colorado Health Facilities Authority, Colorado, Health Facilities Revenue Bonds, The Evangelical Lutheran Good Samaritan Society Project, Refunding Series 2017:
2,460	5.000%, 6/01/42 (Pre-refunded 6/01/27)	6/27 at 100.00	N/R (5)	2,891,730
23,470	5.000%, 6/01/47 (Pre-refunded 6/01/27)	6/27 at 100.00	N/R (5)	27,588,985
11,520	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2013A, 5.250%, 1/01/45 (Pre-refunded 1/01/23)	1/23 at 100.00	BBB+ (5)	11,996,122
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019A-2:
2,585	4.000%, 8/01/49	8/29 at 100.00	BBB+	2,816,021
3,320	4.000%, 8/01/49 (UB) (6)	8/29 at 100.00	BBB+	3,616,708
4,900	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Covenant Living Communities & Services, Series 2020A, 4.000%, 12/01/50	12/27 at 103.00	A-	5,441,891
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Covenant Retirement Communities Inc., Refunding Series 2012B:
1,640	5.000%, 12/01/22 (ETM)	No Opt. Call	A- (5)	1,700,172
2,895	5.000%, 12/01/23 (Pre-refunded 12/01/22)	12/22 at 100.00	A- (5)	3,001,218
4,200	5.000%, 12/01/24 (Pre-refunded 12/01/22)	12/22 at 100.00	A- (5)	4,354,098
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good Samaritan Society Project, Series 2013:
765	5.500%, 6/01/33 (Pre-refunded 6/01/23)	6/23 at 100.00	N/R (5)	811,917
1,575	5.625%, 6/01/43 (Pre-refunded 6/01/23)	6/23 at 100.00	N/R (5)	1,674,193
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good Samaritan Society Project, Series 2013A:
1,410	5.000%, 6/01/32 (Pre-refunded 6/01/25)	6/25 at 100.00	N/R (5)	1,587,956
2,000	5.000%, 6/01/33 (Pre-refunded 6/01/25)	6/25 at 100.00	N/R (5)	2,252,420
5,870	5.000%, 6/01/40 (Pre-refunded 6/01/25)	6/25 at 100.00	N/R (5)	6,610,853
6,920	5.000%, 6/01/45 (Pre-refunded 6/01/25)	6/25 at 100.00	N/R (5)	7,793,373
2,035	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Frasier Meadows Project, Refunding & Improvement Series 2017A, 5.250%, 5/15/47	5/27 at 100.00	BB+	2,293,221
13,610	Colorado Housing and Finance Authority, Multifamily Project Bonds, Class I Series 2020B, 2.350%, 10/01/43	10/29 at 100.00	AAA	12,838,585
4,105	Colorado International Center Metropolitan District 14, Denver, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2018, 5.875%, 12/01/46	12/23 at 103.00	N/R	4,370,060
600	Copperleaf Metropolitan District 4, Arapahoe County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2020A, 5.000%, 12/01/49	3/25 at 103.00	N/R	639,660
1,480	Cornerstar Metropolitan District, Arapahoe County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Refunding Series 2017A, 5.250%, 12/01/47	12/22 at 103.00	N/R	1,541,435
1,269	Cornerstar Metropolitan District, Arapahoe County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Refunding Series 2017B, 5.250%, 12/01/47	12/22 at 103.00	N/R	1,321,372
500	Crystal Crossing Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Refunding Series 2016, 5.250%, 12/01/40	12/25 at 100.00	N/R	531,770

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$10,640	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2013B, 5.000%, 11/15/43	11/23 at 100.00	A	$11,271,910
505	Denver Connection West Metropolitan District, City and County of Denver, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2017A, 5.375%, 8/01/47	12/22 at 103.00	N/R	526,695
	Denver Urban Renewal Authority, Colorado, Tax Increment Revenue Bonds, 9th and Colorado Urban Redevelopement Area, Series 2018A:
465	5.250%, 12/01/39, 144A	12/23 at 103.00	N/R	499,405
2,260	5.250%, 12/01/39, 144A	12/23 at 103.00	N/R	2,427,986
11,700	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Capital Appreciation Series 2010A, 0.000%, 9/01/41	No Opt. Call	A	6,737,562
	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B:
35,995	0.000%, 9/01/23 – NPFG Insured	No Opt. Call	A	35,312,535
6,525	0.000%, 9/01/26 – NPFG Insured	No Opt. Call	A	6,034,972
	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B:
17,030	0.000%, 9/01/25 – NPFG Insured	No Opt. Call	A	16,100,503
10,005	0.000%, 9/01/32 – NPFG Insured	No Opt. Call	A	7,831,114
43,090	0.000%, 9/01/33 – NPFG Insured	No Opt. Call	A	32,781,579
	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004A:
20,000	0.000%, 9/01/27 – NPFG Insured	No Opt. Call	A	18,046,600
1,180	0.000%, 9/01/28 – NPFG Insured	No Opt. Call	A	1,036,996
7,000	0.000%, 9/01/34 – NPFG Insured	No Opt. Call	A	5,164,880
590	Foothills Metropolitan District, Fort Collins, Colorado, Special Revenue Bonds, Series 2014, 6.000%, 12/01/38	12/24 at 100.00	N/R	601,912
700	Harmony Technology Park Metropolitan District 2, Fort Collins, Colorado, General Obligaiton Bonds, Limited Tax Convertible to Unlimited Tax Series 2017, 5.000%, 9/01/47 (Pre-refunded 12/01/22)	12/22 at 103.00	N/R (5)	746,277
500	Iron Mountain Metropolitan District 2, Windsor, Weld County, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2019A, 5.000%, 12/01/39	12/24 at 103.00	N/R	529,970
	Johnstown Plaza Metropolitan District, Colorado, Special Revenue Bonds, Series 2016A:
2,325	5.250%, 12/01/36	3/22 at 103.00	N/R	2,397,865
8,805	5.375%, 12/01/46	3/22 at 103.00	N/R	9,079,980
	Lambertson Farms Metropolitan District 1, Colorado, Revenue Bonds, Refunding & Improvement Series 2015:
1,005	5.750%, 12/15/46	12/23 at 100.00	N/R	830,391
5,355	6.000%, 12/15/50	12/23 at 100.00	N/R	4,469,337
500	Littleton Village Metropolitan District No. 2, Colorado, Limited Tax General Obligation and Special Revenue Bonds, Series 2015, 5.375%, 12/01/45	3/22 at 102.00	N/R	510,680
860	Mountain Shadows Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Refunding Series 2016, 5.000%, 12/01/35	12/25 at 100.00	N/R	914,705
5,155	North Range Metropolitan District 1, Adams County, Colorado, General Obligation Bonds, Series 2016B, 3.500%, 12/01/45	12/25 at 100.00	A2	5,379,139

NVG	Nuveen AMT-Free Municipal Credit Income Fund (continued)
Portfolio of Investments January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
	North Range Metropolitan District 2, Adams County, Colorado , Limited Tax General Obligation Bonds, Refunding Special Revenue & Improvement Series 2017A:
$1,000	5.625%, 12/01/37	12/22 at 103.00	N/R	$1,048,090
1,000	5.750%, 12/01/47	12/22 at 103.00	N/R	1,047,000
	Painted Prairie Public Improvement Authority, Aurora, Colorado, Special Revenue Bonds, Series 2019:
3,380	5.000%, 12/01/39	12/24 at 103.00	N/R	3,630,458
6,900	5.000%, 12/01/49	12/24 at 103.00	N/R	7,360,023
	Park 70 Metropolitan District, Aurora, Colorado, General Obligation Bonds, Limited Tax Refunding & Improvement Series 2016:
660	5.000%, 12/01/36	12/26 at 100.00	Baa3	740,131
1,060	5.000%, 12/01/46	12/26 at 100.00	Baa3	1,175,816
660	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported Revenue Bonds, Refunding Series 2015A, 5.000%, 12/01/45	12/25 at 100.00	A	725,485
1,335	Peak Metropolitan District 1, Colorado Springs, El Paso County, Colorado, Limited Tax General Obligation Bonds, Series 2021A, 5.000%, 12/01/41, 144A	3/26 at 103.00	N/R	1,439,384
2,760	Prairie Center Metopolitan District No. 3, In the City of Brighton, Adams County, Colorado, Limited Property Tax Supported Primary Improvements Revenue Bonds, Refunding Series 2017A, 5.000%, 12/15/41, 144A	12/26 at 100.00	N/R	2,939,428
1,500	Rampart Range Metropolitan District 5, Lone Tree, Douglas County, Colorado, Limited Tax Supported and Special Revenue Bonds, Series 2021, 4.000%, 12/01/41	10/26 at 102.00	N/R	1,507,425
	Reata South Metropolitan District, Douglas County, Colorado, Limited Tax General Obligation Bonds, Refunding Series 2018:
1,310	5.375%, 12/01/37	12/23 at 103.00	N/R	1,390,670
2,765	5.500%, 12/01/47	12/23 at 103.00	N/R	2,927,167
5,050	Regional Transportation District, Colorado, Private Activity Bonds, Denver Transit Partners Eagle P3 Project, Series 2020A, 3.000%, 7/15/37	1/31 at 100.00	Baa2	5,206,297
1,280	Sierra Ridge Metropolitan District 2, Douglas County, Colorado, General Obligation Bonds, Limited Tax Series 2016A, 5.500%, 12/01/46	3/22 at 103.00	N/R	1,320,243
930	SouthGlenn Metropolitan District, Colorado, Special Revenue Bonds, Refunding Series 2016, 5.000%, 12/01/46	3/22 at 103.00	N/R	958,867
1,000	St. Vrain Lakes Metropolitan District No. 2, Weld County, Colorado, Limited Tax General Obligation Bonds, Series 2017A, 5.000%, 12/01/37	12/22 at 103.00	N/R	1,046,610
	STC Metropolitan District 2, Superior, Boulder County, Colorado, Limited Tax General Obligation and Special Revenue Bonds, Refunding & improvement Series 2019A:
1,000	5.000%, 12/01/38	12/24 at 103.00	N/R	1,071,470
570	5.000%, 12/01/49	12/24 at 103.00	N/R	607,517
765	Sterling Ranch Community Authority Board, Douglas County, Colorado, Limited Tax Supported District 2, Refunding & Improvement Senior Series 2020A, 4.250%, 12/01/50	12/25 at 102.00	N/R	832,504
2,765	Sterling Ranch Metropolitan District 1, El Paso County, Colorado, General Obligation Limited Tax Bonds, Series 2020, 5.125%, 12/01/50	12/25 at 103.00	N/R	2,983,711
500	The Village at Dry Creek Metropolitan District No. 2, In the City of Thornton, Adams County, Colorado, Limited Tax General Obligation and Special Revenue Bonds, Series 2019, 4.375%, 12/01/44	9/24 at 103.00	N/R	517,370

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$500	Transport Metropolitan District 3, In the City of Aurora, Adams County, Colorado, General Obligation Limited Bonds, Convertible Capital Appreciation Series 2021A-2, 0.000%, 12/01/51 (8)	3/26 at 103.00	N/R	$444,450
900	Transport Metropolitan District 3, In the City of Aurora, Adams County, Colorado, General Obligation Limited Bonds, Series 2021A-1, 5.000%, 12/01/51	3/26 at 103.00	N/R	978,300
8,500	University of Colorado Hospital Authority, Colorado, Revenue Bonds, Series 2012A, 5.000%, 11/15/42	11/22 at 100.00	Aa3	8,761,375
3,410	Vauxmont Metropolitan District, Arvada, Colorado, Limited Tax General Obligation and Special Revenue Bonds, Convertible to Unlimited Tax Refunding Subordinate Series 2020, 5.000%, 12/01/50 – AGM Insured	12/29 at 100.00	AA	4,099,979
372,822	Total Colorado			362,651,228
	Connecticut – 5.7% (3.5% of Total Investments)
	Bridgeport, Connecticut, General Obligation Bonds, Series 2014A:
2,345	5.000%, 7/01/32 – AGM Insured	7/24 at 100.00	A2	2,548,288
1,600	5.000%, 7/01/34 – AGM Insured	7/24 at 100.00	A2	1,737,920
2,800	Bridgeport, Connecticut, General Obligation Bonds, Series 2016D, 5.000%, 8/15/41 – AGM Insured	8/26 at 100.00	A2	3,179,652
	Bridgeport, Connecticut, General Obligation Bonds, Series 2017A:
1,470	5.000%, 11/01/36	11/27 at 100.00	Baa1	1,717,298
750	5.000%, 11/01/37	11/27 at 100.00	Baa1	875,108
5,505	Connecticut Health and Educational Facilities Authority Revenue Bonds, Hartford HealthCare, Series 2015F, 5.000%, 7/01/45	7/25 at 100.00	A	6,103,724
4,250	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Connecticut College, Refunding Series 2016L-1, 4.000%, 7/01/46	7/26 at 100.00	A2	4,669,815
1,100	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Duncaster, Inc., Series 2014A, 5.000%, 8/01/44	8/24 at 100.00	BBB	1,164,251
5,565	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Fairfield University, Series 2016Q-1, 5.000%, 7/01/46	7/26 at 100.00	A-	6,355,675
500	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hartford HealthCare, Series 2014E, 5.000%, 7/01/42	7/24 at 100.00	A	541,745
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Healthcare Facility Expansion Church Home of Hartford Inc. Project, Series 2016A:
590	5.000%, 9/01/46, 144A	9/26 at 100.00	BB	633,855
740	5.000%, 9/01/53, 144A	9/26 at 100.00	BB	792,399
3,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Mary Wade Home Issue, Series 2019A-1, 5.000%, 10/01/54, 144A	10/24 at 104.00	BB	3,240,480
1,915	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Middlesex Hospital, Series 2015O, 5.000%, 7/01/36	7/25 at 100.00	A3	2,121,935
1,125	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Norwich Free Academy, Series 2013B, 4.000%, 7/01/34 (Pre-refunded 7/01/23)	7/23 at 100.00	A (5)	1,175,006
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Nuvance Health Series 2019A:
1,000	4.000%, 7/01/41	7/29 at 100.00	Baa2	1,105,300
1,370	4.000%, 7/01/49	7/29 at 100.00	Baa2	1,496,972

NVG	Nuveen AMT-Free Municipal Credit Income Fund (continued)
Portfolio of Investments January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Connecticut (continued)
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Quinnipiac University, Refunding Series 2015L:
$10,105	4.125%, 7/01/41	7/25 at 100.00	A-	$10,776,073
7,030	5.000%, 7/01/45	7/25 at 100.00	A-	7,708,606
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Quinnipiac University, Series 2016M:
500	5.000%, 7/01/34	7/26 at 100.00	A-	566,285
1,250	5.000%, 7/01/36	7/26 at 100.00	A-	1,413,825
6,145	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Sacred Heart University, Series 2017I-1, 5.000%, 7/01/42	7/27 at 100.00	A3	7,060,421
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Stamford Hospital, Series 2012J:
1,000	5.000%, 7/01/37	7/22 at 100.00	BBB+	1,018,320
8,055	5.000%, 7/01/42	7/22 at 100.00	BBB+	8,202,568
4,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Stamford Hospital, Series 2016K, 4.000%, 7/01/46	7/26 at 100.00	BBB+	4,306,640
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Trinity Health Credit Group, Series 2016CT:
2,650	5.000%, 12/01/41	6/26 at 100.00	AA-	3,009,737
770	5.000%, 12/01/45	6/26 at 100.00	AA-	871,771
2,250	Connecticut Health and Educational Facilities Authority, Revenue Bonds, University of New Haven, Series 2018K-1, 5.000%, 7/01/38	7/28 at 100.00	BBB-	2,581,987
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale-New Haven Health Issue, Series 2014E:
2,610	5.000%, 7/01/32	7/24 at 100.00	AA-	2,840,254
2,740	5.000%, 7/01/33	7/24 at 100.00	AA-	2,979,668
900	5.000%, 7/01/34	7/24 at 100.00	AA-	978,057
5,580	Connecticut Health and Educational Facilities Authoroity, Revneue Bonds, Connecticut State University System, Series 2013N, 5.000%, 11/01/31 (Pre-refunded 11/01/23)	11/23 at 100.00	A+ (5)	5,971,772
	Connecticut Municipal Electric Energy Cooperative, Power Supply System Revenue Bonds, Tender Option Bond Trust 2016-XG0059:
1,295	17.876%, 1/01/32, 144A (IF) (6)	1/23 at 100.00	Aa3	1,487,579
410	17.709%, 1/01/38, 144A (IF) (6)	1/23 at 100.00	Aa3	467,511
3,500	Connecticut State, General Obligation Bonds, Series 2014F, 5.000%, 11/15/34	11/24 at 100.00	A+	3,844,085
2,630	Connecticut State, General Obligation Bonds, Series 2015F, 5.000%, 11/15/34	11/25 at 100.00	A+	2,965,956
3,730	Connecticut State, General Obligation Bonds, Series 2017A, 5.000%, 4/15/35	4/27 at 100.00	A+	4,349,665
	Connecticut State, General Obligation Bonds, Series 2018A:
3,500	5.000%, 4/15/35 (UB) (6)	4/28 at 100.00	A	4,201,400
5,000	5.000%, 4/15/38 (UB) (6)	4/28 at 100.00	A	5,988,200
3,855	Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes Series 2013A, 5.000%, 10/01/33	10/23 at 100.00	AA-	4,094,781
1,380	Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes Series 2015A, 5.000%, 8/01/33	8/25 at 100.00	AA-	1,545,214

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Connecticut (continued)
	Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes Series 2016A:
$5,300	5.000%, 9/01/33	9/26 at 100.00	AA-	$6,092,403
1,075	5.000%, 9/01/34	9/26 at 100.00	AA-	1,234,691
3,500	Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes, Series 2014A, 5.000%, 9/01/33	9/24 at 100.00	AA-	3,822,350
	Greater New Haven Water Pollution Control Authority, Connecticut, Regional Wastewater System Revenue Bonds, Refunding Series 2014B:
500	5.000%, 8/15/30 (Pre-refunded 8/15/24)	8/24 at 100.00	A1 (5)	549,480
1,000	5.000%, 8/15/31 (Pre-refunded 8/15/24)	8/24 at 100.00	A1 (5)	1,098,960
55	Greater New Haven Water Pollution Control Authority, Connecticut, Regional Wastewater System Revenue Bonds, Series 2005A, 5.000%, 8/15/35 – NPFG Insured	3/22 at 100.00	A1	55,218
225	Hamden, Connecticut, General Obligation Bonds, Series 2016, 5.000%, 8/15/32 – BAM Insured	8/24 at 100.00	AA	244,343
2,315	Harbor Point Infrastructure Improvement District, Connecticut, Special Obligation Revenue Bonds, Harbor Point Project, Refunding Series 2017, 5.000%, 4/01/39, 144A	4/27 at 100.00	N/R	2,614,005
10,015	Hartford County Metropolitan District, Connecticut, Clean Water Project Revenue Bonds, Refunding Green Bond Series 2014A, 5.000%, 11/01/42 (Pre-refunded 11/01/24)	11/24 at 100.00	AA- (5)	11,064,672
	Hartford County Metropolitan District, Connecticut, Clean Water Project Revenue Bonds, Series 2013A:
4,100	5.000%, 4/01/36 (Pre-refunded 4/01/22)	4/22 at 100.00	AA- (5)	4,131,488
2,500	5.000%, 4/01/39 (Pre-refunded 4/01/22)	4/22 at 100.00	AA- (5)	2,519,200
2,285	Hartford County Metropolitan District, Connecticut, General Obligation Bonds, Series 2018, 5.000%, 7/15/36	7/28 at 100.00	Aa3	2,736,059
870	Hartford, Connecticut, General Obligation Bonds, Series 2009A, 5.000%, 8/15/28 – AGC Insured	3/22 at 100.00	A1	873,463
	Milford, Connecticut, General Obligation Bonds, Series 2018:
1,055	4.000%, 11/01/36	11/24 at 100.00	AA+	1,124,387
1,055	4.000%, 11/01/37	11/24 at 100.00	AA+	1,123,797
1,550	New Haven, Connecticut, General Obligation Bonds, Refunding Series 2016A, 5.000%, 8/15/35 – AGM Insured	8/26 at 100.00	BBB	1,761,622
985	New Haven, Connecticut, General Obligation Bonds, Series 2014A, 5.000%, 8/01/33 (Pre-refunded 8/01/24) – AGM Insured	8/24 at 100.00	BBB (5)	1,079,727
	New Haven, Connecticut, General Obligation Bonds, Series 2015:
790	5.000%, 9/01/32 – AGM Insured	9/25 at 100.00	BBB	880,360
1,620	5.000%, 9/01/33 – AGM Insured	9/25 at 100.00	BBB	1,804,113
500	5.000%, 9/01/35 – AGM Insured	9/25 at 100.00	BBB	555,900
	New Haven, Connecticut, General Obligation Bonds, Series 2017A:
1,000	5.000%, 8/01/35	8/27 at 100.00	BBB	1,153,890
1,425	5.000%, 8/01/36	8/27 at 100.00	BBB	1,643,125
900	North Haven, Connecticut, General Obligation Bonds, Series 2006, 5.000%, 7/15/24	No Opt. Call	Aa1	986,985
795	South Central Connecticut Regional Water Authority Water System Revenue Bonds, Thirtieth Series 2014A, 5.000%, 8/01/44 (Pre-refunded 8/01/24)	8/24 at 100.00	AA- (5)	872,489

NVG	Nuveen AMT-Free Municipal Credit Income Fund (continued)
Portfolio of Investments January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Connecticut (continued)
	South Central Connecticut Regional Water Authority, Water System Revenue Bonds, Refunding Thirty-Second Series 2016B:
$2,715	4.000%, 8/01/36	8/26 at 100.00	AA-	$2,993,532
2,220	5.000%, 8/01/37	8/26 at 100.00	AA-	2,550,935
3,250	South Central Connecticut Regional Water Authority, Water System Revenue Bonds, Twenty-Seventh Series 2012, 5.000%, 8/01/33 (Pre-refunded 8/01/22)	8/22 at 100.00	AA- (5)	3,323,547
500	Stamford, Connecticut, Water Pollution Control System and Facility Revenue Bonds, Series 2013A, 5.250%, 8/15/43	8/23 at 100.00	Aa2	531,275
	Stamford, Connecticut, Water Pollution Control System and Facility Revenue Bonds, Series 2019:
200	4.000%, 4/01/37	4/29 at 100.00	AA+	228,866
250	4.000%, 4/01/38	4/29 at 100.00	AA+	285,618
1,285	Steel Point Infrastructure Improvement District, Connecticut, Special Obligation Revenue Bonds, Steelpointe Harbor Project, Series 2021, 4.000%, 4/01/51	4/30 at 100.00	N/R	1,308,259
600	Stratford, Connecticut, General Obligation Bonds, Series 2014, 5.000%, 12/15/32 (Pre-refunded 12/15/22)	12/22 at 100.00	A2 (5)	622,776
1,500	Stratford, Connecticut, General Obligation Bonds, Series 2017, 4.000%, 1/01/39 – BAM Insured	1/27 at 100.00	A2	1,634,775
1,000	Town of Hamden, Connecticut, General Obligation Bonds, Refunding Series 2018A, 5.000%, 8/15/30 – BAM Insured	8/28 at 100.00	BBB	1,188,280
2,500	University of Connecticut, General Obligation Bonds, Series 2013A, 5.000%, 8/15/32	8/23 at 100.00	A+	2,639,800
760	University of Connecticut, General Obligation Bonds, Series 2014A, 5.000%, 2/15/31	2/24 at 100.00	A+	816,103
2,250	University of Connecticut, General Obligation Bonds, Series 2015A, 5.000%, 3/15/31	3/26 at 100.00	A+	2,567,655
	Waterbury, Connecticut, General Obligation Bonds, Lot A Series 2015:
445	5.000%, 8/01/30 – BAM Insured	8/25 at 100.00	AA-	498,275
390	5.000%, 8/01/31 – BAM Insured	8/25 at 100.00	AA-	436,550
610	5.000%, 8/01/32 – BAM Insured	8/25 at 100.00	AA-	682,364
445	5.000%, 8/01/33 – BAM Insured	8/25 at 100.00	AA-	497,466
445	5.000%, 8/01/34 – BAM Insured	8/25 at 100.00	AA-	496,985
183,290	Total Connecticut			202,015,586
	Delaware – 0.1% (0.1% of Total Investments)
	Kent County, Delaware, Student Housing & Dining Facility Revenue Bonds, Collegiate Housing Foundation - Dover LLC Delaware State University Project, Series 2018A:
2,585	5.000%, 7/01/53	1/28 at 100.00	BB-	2,812,015
1,000	5.000%, 7/01/58	1/28 at 100.00	BB-	1,085,030
3,585	Total Delaware			3,897,045
	District of Columbia – 3.7% (2.3% of Total Investments)
3,780	District of Columbia Student Dormitory Revenue Bonds, Provident Group - Howard Properties LLC Issue, Series 2013, 5.000%, 10/01/45	10/22 at 100.00	BB-	3,859,115
2,570	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2001, 6.500%, 5/15/33	No Opt. Call	A-	2,781,460

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	District of Columbia (continued)
$186,000	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2006A, 0.000%, 6/15/46	3/22 at 22.44	N/R	$41,511,480
1,500	District of Columbia, Revenue Bonds, Ingleside at Rock Creek Project, Series 2017A, 5.000%, 7/01/42	7/24 at 103.00	N/R	1,587,210
14,945	Metropolitan Washington Airports Authority, District of Columbia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital Improvement Projects, Refunding Second Senior Lien Series 2014A, 5.000%, 10/01/53	4/22 at 100.00	Baa1	15,058,433
10,000	Metropolitan Washington Airports Authority, District of Columbia, Dulles Toll Road Revenue Bonds, Dulles Metrorail Capital Appreciation, Second Senior Lien Series 2010B, 6.500%, 10/01/44	10/28 at 100.00	Baa1	12,887,900
1,810	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement Projects, Refunding & Subordinate Lien Series 2019B, 4.000%, 10/01/53 – AGM Insured	10/29 at 100.00	A2	1,999,416
3,000	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital Improvement Projects, Refunding First Senior Lien Series 2019A, 5.000%, 10/01/44	10/28 at 100.00	A	3,598,140
	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital Improvement Projects, Refunding Second Senior Lien Series 2022A:
12,500	4.000%, 10/01/52 – AGM Insured (WI/DD, Settling 2/16/22)	10/31 at 100.00	N/R	13,923,750
20,460	3.000%, 10/01/53 – AGM Insured (WI/DD, Settling 2/16/22)	10/31 at 100.00	N/R	20,166,399
11,000	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement Projects, Second Senior Lien Series 2009C, 6.500%, 10/01/41 (Pre-refunded 10/01/26) – AGC Insured	10/26 at 100.00	A3 (5)	13,436,060
267,565	Total District of Columbia			130,809,363
	Florida – 4.5% (2.8% of Total Investments)
990	Bexley Community Development District, Pasco County, Florida, Special Assessment Revenue Bonds, Series 2016, 4.700%, 5/01/36	5/26 at 100.00	N/R	1,045,183
1,000	Capital Trust Agency, Florida, Educational Facilities Lease Revenue Bonds, Franklin Academy Projects, Series 2020, 5.000%, 12/15/50, 144A	7/26 at 100.00	N/R	1,053,320
	Capital Trust Agency, Florida, Revenue Bonds, Babcock Neighborhood School Inc, Series 2018:
1,290	6.100%, 8/15/38, 144A	8/28 at 100.00	N/R	1,449,947
1,045	6.200%, 8/15/48, 144A	8/28 at 100.00	N/R	1,165,248
	Capital Trust Agency, Florida, Revenue Bonds, Babcock Neighborhood School Inc, Series 2021:
1,290	4.000%, 8/15/51, 144A	8/28 at 100.00	N/R	1,222,082
1,250	4.250%, 8/15/61, 144A	8/28 at 100.00	N/R	1,181,250
	Capital Trust Agency, Florida, Revenue Bonds, Odyssey Charter School Project, Series 2017A:
1,065	5.375%, 7/01/37, 144A	7/27 at 100.00	Ba1	1,200,702
1,470	5.500%, 7/01/47, 144A	7/27 at 100.00	Ba1	1,646,091
5,225	Capital Trust Agency, Florida, Revenue Bonds, Provision CARES Proton Therapy Center, Orlando Project, Series 2018, 7.500%, 6/01/48, 144A (4)	6/28 at 100.00	N/R	2,403,500

NVG	Nuveen AMT-Free Municipal Credit Income Fund (continued)
Portfolio of Investments January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Capital Trust Agency, Florida, Revenue Bonds, Renaissance Charter School Project, Series 2017A:
$6,050	5.125%, 6/15/37, 144A	6/27 at 100.00	N/R	$6,598,069
1,885	5.250%, 6/15/47, 144A	6/27 at 100.00	N/R	2,045,414
880	Capital Trust Agency, Florida, Revenue Bonds, Viera Charter School Project, Series 2017A, 5.000%, 10/15/37, 144A	10/27 at 100.00	Ba2	968,669
735	Capital Trust Agency, Florida, Revenue Bonds, Viera Charter School Project, Series 2019A, 5.000%, 10/15/49, 144A	10/27 at 100.00	Ba2	795,851
4,670	City of Miami Beach, Florida, Stormwater Revenue Bonds, Series 2015, 5.000%, 9/01/41	9/25 at 100.00	AA-	5,207,610
1,025	Cityplace Community Development District, Florida, Special Assessement and Revenue Bonds, Refunding Series 2012, 5.000%, 5/01/26	No Opt. Call	A	1,118,449
1,480	Collier County Educational Facilities Authority, Florida, Revenue Bonds, Hodges University, Refunding Series 2013, 6.125%, 11/01/43 (Pre-refunded 11/01/23)	11/23 at 100.00	N/R (5)	1,607,828
	Creekside at Twin Creeks Community Development District, Florida, Special Assessment Bonds, Area 1 Project, Series 2016A-1:
240	5.250%, 11/01/37	11/28 at 100.00	N/R	265,368
305	5.600%, 11/01/46	11/28 at 100.00	N/R	339,907
	Davie, Florida, Educational Facilities Revenue Bonds, Nova Southeastern University Project, Series 2013A:
3,445	6.000%, 4/01/42 (Pre-refunded 4/01/23)	4/23 at 100.00	Baa1 (5)	3,652,906
1,720	5.625%, 4/01/43 (Pre-refunded 4/01/23)	4/23 at 100.00	Baa1 (5)	1,816,974
	Downtown Doral Community Development District, Florida, Special Assessment Bonds, Series 2015:
280	5.250%, 5/01/35	5/26 at 100.00	N/R	296,895
315	5.300%, 5/01/36	5/26 at 100.00	N/R	333,985
475	5.500%, 5/01/45	5/26 at 100.00	N/R	505,908
655	5.500%, 5/01/46	5/26 at 100.00	N/R	697,352
	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Classical Preparatory Incorporated Project, Series 2017A:
255	6.000%, 6/15/37, 144A	6/26 at 100.00	N/R	270,728
665	6.125%, 6/15/46, 144A	6/26 at 100.00	N/R	701,994
415	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Classical Preparatory Incorporated Project, Series 2018A, 6.000%, 6/15/37, 144A	6/26 at 100.00	N/R	440,597
	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Downtown Doral Charter Upper School Project, Series 2017C:
2,375	5.650%, 7/01/37, 144A	7/27 at 101.00	N/R	2,644,444
3,735	5.750%, 7/01/47, 144A	7/27 at 101.00	N/R	4,114,812
	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Florida Charter Foundation Inc. Projects, Series 2016A:
2,075	4.750%, 7/15/36, 144A	7/26 at 100.00	N/R	2,199,479
1,335	5.000%, 7/15/46, 144A	7/26 at 100.00	N/R	1,416,595

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Mater Academy Projects, Series 2020A:
$4,330	5.000%, 6/15/50, 144A	6/27 at 100.00	BBB	$4,827,907
3,405	5.000%, 6/15/55, 144A	6/27 at 100.00	BBB	3,784,692
	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School Income Projects, Series 2015A:
3,090	6.000%, 6/15/35, 144A	6/25 at 100.00	N/R	3,451,283
3,450	6.125%, 6/15/46, 144A	6/25 at 100.00	N/R	3,831,501
550	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc. Projects, Series 2014A, 6.125%, 6/15/44	6/24 at 100.00	N/R	591,355
4,380	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Southwest Charter Foundation Inc Projects, Series 2017A, 6.125%, 6/15/47, 144A	6/27 at 100.00	N/R	4,615,513
	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, The Florida Charter Educational Foundation Inc. Projects, Series 2016A:
1,485	6.250%, 6/15/36, 144A	6/26 at 100.00	N/R	1,692,945
4,350	6.375%, 6/15/46, 144A	6/26 at 100.00	N/R	4,916,370
5,380	Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, Social Series 2021-2, 2.200%, 7/01/46	7/30 at 100.00	Aaa	4,830,594
1,435	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, South Parcel Assessment Area Project, Series 2016, 4.750%, 5/01/36	5/26 at 100.00	N/R	1,502,258
600	Jacksonville, Florida, Better Jacksonville Sales Tax Revenue Bonds, Refunding Series 2012, 5.000%, 10/01/30	10/22 at 100.00	A+	617,538
2,215	Jacksonville, Florida, Educational Facilities Revenue Bonds, Jacksonville University Project, Series 2018B, 5.000%, 6/01/53, 144A	6/28 at 100.00	N/R	2,456,457
625	Lakewood Ranch Stewardship District, Florida, Special Assessment Revenue Bonds, Del Webb Project, Series 2017, 5.000%, 5/01/37, 144A	5/27 at 100.00	N/R	680,488
4,125	Martin County Health Facilities Authority, Florida, Hospital Revenue Bonds, Martin Memorial Medical Center, Series 2015, 5.000%, 11/15/45 (Pre-refunded 11/15/24)	11/24 at 100.00	N/R (5)	4,563,364
	Miami Dade County Industrial Development Authority, Florida, Educational Facilities Revenue Bonds, South Florida Autism Charter School Project, Series 2017:
1,080	5.875%, 7/01/37, 144A	7/27 at 100.00	N/R	1,166,735
1,920	6.000%, 7/01/47, 144A	7/27 at 100.00	N/R	2,055,974
5,965	Miami Dade County, Florida, Rickenbacker Causeway Revenue Bonds, Series 2014, 5.000%, 10/01/43	10/24 at 100.00	BBB+	6,519,984
2,130	Miami Health Facilities Authority, Florida, Health Facilities Revenue Bonds, Miami Jewish Health System Inc. Project, Series 2017, 5.125%, 7/01/46	7/27 at 100.00	BB+	2,141,374
5,000	Miami-Dade County Expressway Authority, Florida, Toll System Revenue Bonds, Series 2014A, 5.000%, 7/01/44	7/24 at 100.00	BBB+	5,388,950
2,400	Miami-Dade County, Florida, Special Obligation Bonds, Refunding Subordinate Series 2012B, 5.000%, 10/01/37 (Pre-refunded 10/01/22)	10/22 at 100.00	A2 (5)	2,471,448
6,305	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Series 2013A, 5.000%, 10/01/42 (Pre-refunded 10/01/22)	10/22 at 100.00	A+ (5)	6,492,700

NVG	Nuveen AMT-Free Municipal Credit Income Fund (continued)
Portfolio of Investments January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$4,785	Northern Palm Beach County Improvement District, Florida, Water Control and Improvement Bonds, Development Unit 53, Series 2015, 5.350%, 8/01/35	8/26 at 100.00	N/R	$5,307,761
4,270	Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Orlando Health, Inc., Series 2012A, 5.000%, 10/01/42 (Pre-refunded 4/01/22)	4/22 at 100.00	A2 (5)	4,302,409
	Osceola County, Florida, Transportation Revenue Bonds, Osceola Parkway, Refunding & Improvement Series 2019A-1:
1,245	5.000%, 10/01/44	10/29 at 100.00	BBB-	1,469,262
1,645	5.000%, 10/01/49	10/29 at 100.00	BBB-	1,928,812
3,345	4.000%, 10/01/54	10/29 at 100.00	BBB-	3,645,414
230	Palm Beach County Health Facilities Authority, Florida, Revenue Bonds, Sinai Residences of Boca Raton Project, Series 2014A, 7.250%, 6/01/34	6/22 at 102.00	N/R	239,621
825	Reunion West Community Development District, Florida, Special Assessment Bonds, Area 3 Project, Series 2016, 5.000%, 11/01/46	11/26 at 100.00	N/R	877,841
220	Seminole County Industrial Development Authority, Florida, Educational Facilities Revenue Bonds, Galileo Schools for Gifted Learning, Series 2021A, 4.000%, 6/15/51, 144A	6/31 at 100.00	Ba1	235,985
	Six Mile Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 2, Series 2016:
200	4.750%, 11/01/28	11/27 at 100.00	N/R	212,042
375	5.375%, 11/01/36	11/27 at 100.00	N/R	407,025
915	South Fork III Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2016, 5.375%, 5/01/37	5/27 at 100.00	N/R	994,889
4,120	Tampa, Florida, Health System Revenue Bonds, Baycare Health System, Series 2012A, 5.000%, 11/15/33	5/22 at 100.00	Aa2	4,170,758
355	Tampa, Florida, Healthcare System Revenue Bonds, Allegany Health System - St. Joseph's Hospital, Series 1993, 5.125%, 12/01/23 – NPFG Insured (ETM)	3/22 at 100.00	N/R (5)	375,107
1,735	Tampa, Florida, Revenue Bonds, H. Lee Moffitt Cancer Center and Research Institute, Series 2020B, 5.000%, 7/01/50	7/30 at 100.00	A-	2,106,949
10,105	Tampa-Hillsborough County Expressway Authority, Florida, Revenue Bonds, Refunding Series 2012B, 5.000%, 7/01/42 (Pre-refunded 7/01/22)	7/22 at 100.00	A2 (5)	10,294,368
5,000	Volusia County Educational Facilities Authority, Florida, Revenue Bonds, Stetson University Inc. Project, Series 2015, 5.000%, 6/01/40	6/25 at 100.00	A-	5,566,500
153,230	Total Florida			161,141,330
	Georgia – 3.1% (2.0% of Total Investments)
13,235	Burke County Development Authority, Georgia, Pollution Control Revenue Bonds, Georgia Transmission Corporation Vogtle Project, Series 2012, 2.750%, 1/01/52	5/31 at 100.00	A1	12,456,517
5,715	Burke County Development Authority, Georgia, Pollution Control Revenue Bonds, Oglethorpe Power Corporation Vogtle Project, Series 2017C, 4.125%, 11/01/45	2/28 at 100.00	BBB	6,314,104
11,255	Burke County Development Authority, Georgia, Pollution Control Revenue Bonds, Oglethorpe Power Corporation Vogtle Project, Series 2017D, 4.125%, 11/01/45	2/28 at 100.00	BBB	12,434,862
10,000	Fulton County Development Authority, Georgia, Revenue Bonds, Piedmont Healthcare, Inc. Project, Series 2019A, 4.000%, 7/01/49	7/29 at 100.00	A1	10,948,000

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Georgia (continued)
$15,305	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates, Northeast Georgia Health Services Inc., Series 2014A, 5.500%, 8/15/54 (Pre-refunded 2/15/25)	2/25 at 100.00	AA (5)	$17,264,499
	Georgia Housing and Finance Authority, Single Family Mortgage Bonds, Series 2018A:
2,730	3.950%, 12/01/43	6/27 at 100.00	AAA	2,810,016
4,085	4.000%, 12/01/48	6/27 at 100.00	AAA	4,208,326
1,300	Macon-Bibb County Urban Development Authority, Georgia, Revenue Bonds, Academy for Classical Education, Series 2017, 5.750%, 6/15/37, 144A	6/27 at 100.00	N/R	1,470,508
4,000	Marietta Development Authority, Georgia, University Facilities Revenue Bonds, Life University, Inc. Project, Refunding Series 2017A, 5.000%, 11/01/47, 144A	11/27 at 100.00	Ba3	4,303,200
10,825	Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project J Bonds, Series 2015A, 5.000%, 7/01/60	7/25 at 100.00	Baa1	12,015,750
	Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project J Bonds, Series 2019A:
8,680	5.000%, 1/01/49	7/28 at 100.00	Baa1	10,236,411
4,000	5.000%, 1/01/59	7/28 at 100.00	Baa1	4,708,040
1,000	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University, Refunding Series 2012C, 5.250%, 10/01/27	10/22 at 100.00	Baa1	1,026,420
10,090	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University, Series 2015, 5.000%, 10/01/40	10/25 at 100.00	Baa1	11,180,729
102,220	Total Georgia			111,377,382
	Guam – 0.4% (0.3% of Total Investments)
1,500	Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D, 5.000%, 11/15/39	11/25 at 100.00	BB	1,658,865
	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Refunding Series 2017:
1,335	5.000%, 7/01/36	7/27 at 100.00	Baa2	1,520,338
890	5.000%, 7/01/40	7/27 at 100.00	Baa2	1,010,720
3,695	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2013, 5.500%, 7/01/43 (Pre-refunded 7/01/23)	7/23 at 100.00	Baa2 (5)	3,928,857
235	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2016, 5.000%, 1/01/46	7/26 at 100.00	Baa2	261,181
4,770	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2020A, 5.000%, 1/01/50	7/30 at 100.00	Baa2	5,612,191
250	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/34 – AGM Insured	10/22 at 100.00	A2	255,965
12,675	Total Guam			14,248,117
	Hawaii – 0.4% (0.2% of Total Investments)
1,500	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Chaminade University of Honolulu, Series 2015A, 5.000%, 1/01/45, 144A	1/25 at 100.00	Ba3	1,539,060
5,000	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific Health Obligated Group, Series 2013A, 5.500%, 7/01/43	7/23 at 100.00	A1	5,298,250
170	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific University, Series 2013A, 6.875%, 7/01/43	7/23 at 100.00	BB	178,804

NVG	Nuveen AMT-Free Municipal Credit Income Fund (continued)
Portfolio of Investments January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Hawaii (continued)
$5,075	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Queens Health Systems, Series 2015A, 4.000%, 7/01/40	7/25 at 100.00	A1	$5,396,755
11,745	Total Hawaii			12,412,869
	Idaho – 0.9% (0.6% of Total Investments)
	Idaho Health Facilities Authority, Revenue Bonds, Kootenai Health Project, Series 2014:
3,300	4.375%, 7/01/34, 144A	7/24 at 100.00	A	3,494,469
12,495	4.750%, 7/01/44, 144A	7/24 at 100.00	A	12,968,686
1,250	Idaho Health Facilities Authority, Revenue Bonds, Madison Memorial Hospital Project, Refunding Series 2016, 5.000%, 9/01/37	9/26 at 100.00	BB+	1,394,750
1,000	Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's Health System Project, Series 2014A, 4.125%, 3/01/37	3/24 at 100.00	A-	1,041,870
	Idaho Housing and Finance Association NonProfit Facilities Revenue Bonds, Gem Prep Meridian North LLC, Series 2020A.:
500	5.000%, 7/01/40, 144A	7/25 at 100.00	N/R	507,490
1,415	5.250%, 7/01/55, 144A	7/25 at 100.00	N/R	1,435,659
12,055	Spring Valley Community Infrastructure District 1, Eagle, Idaho, Special Assessment Bonds, Series 2021, 3.750%, 9/01/51, 144A	12/26 at 103.00	N/R	11,399,931
32,015	Total Idaho			32,242,855
	Illinois – 23.0% (14.3% of Total Investments)
675	Bolingbrook, Will and DuPage Counties, Illinois, General Obligation Bonds, Refunding Series 2013A, 5.000%, 1/01/25 (Pre-refunded 7/01/23)	7/23 at 100.00	A2 (5)	714,474
67,135	Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2016, 6.000%, 4/01/46	4/27 at 100.00	A-	78,337,146
1,000	Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2017, 5.000%, 4/01/46	4/27 at 100.00	A-	1,111,240
5,245	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues Series 2012A, 5.000%, 12/01/42	12/22 at 100.00	Ba3	5,371,142
8,400	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017B, 7.000%, 12/01/42, 144A	12/27 at 100.00	BB	10,479,840
	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017H:
5,835	5.000%, 12/01/36	12/27 at 100.00	BB	6,581,763
4,940	5.000%, 12/01/46	12/27 at 100.00	BB	5,495,108
6,055	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2018D, 5.000%, 12/01/46	12/28 at 100.00	BB	6,813,570
38,905	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2016A, 7.000%, 12/01/44	12/25 at 100.00	BB	45,586,545
14,805	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2016B, 6.500%, 12/01/46	12/26 at 100.00	BB	17,594,558
19,585	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2017A, 7.000%, 12/01/46, 144A	12/27 at 100.00	BB	24,301,068
1,410	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax Revenues, Series 1998B-1, 0.000%, 12/01/30 – NPFG Insured	No Opt. Call	BB	1,136,361

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Second Lien Series 2020A:
$1,405	4.000%, 12/01/50	12/29 at 100.00	A+	$1,567,193
2,585	5.000%, 12/01/55	12/29 at 100.00	A+	3,057,822
12,215	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Series 2014, 5.250%, 12/01/49	12/24 at 100.00	AA	13,456,410
	Chicago, Illinois, General Obligation Bonds, City Colleges, Series 1999:
1,500	0.000%, 1/01/31 – NPFG Insured	No Opt. Call	BBB-	1,201,680
32,670	0.000%, 1/01/32 – FGIC Insured	No Opt. Call	BBB-	25,308,796
12,360	0.000%, 1/01/37 – FGIC Insured	No Opt. Call	BBB-	8,092,586
2,500	Chicago, Illinois, General Obligation Bonds, Project & Refunding Series 2014A, 5.250%, 1/01/33	1/24 at 100.00	Ba1	2,678,400
17,605	Chicago, Illinois, General Obligation Bonds, Project & Refunding Series 2017A, 6.000%, 1/01/38	1/27 at 100.00	BBB-	20,672,847
2,605	Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C, 5.000%, 1/01/38	1/26 at 100.00	BBB-	2,908,509
3,000	Chicago, Illinois, Wastewater Transmission Revenue Bonds, Second Lien Series 2008C, 5.000%, 1/01/39	1/25 at 100.00	A-	3,288,870
10,000	Cook County Community College District 508, Illinois, General Obligation Bonds, Chicago City Colleges, Series 2013, 5.250%, 12/01/43	12/23 at 100.00	BBB	10,474,000
	Illinois Educational Facilities Authority, Revenue Bonds, Field Museum of Natural History, Series 2002.RMKT:
2,500	4.450%, 11/01/36	11/25 at 102.00	A2	2,808,050
3,400	5.500%, 11/01/36	11/23 at 100.00	A	3,669,348
	Illinois Finance Authority, Charter School Revenue Bonds, Intrinsic Charter Schools Belmont School Project, Series 2015A:
1,700	5.750%, 12/01/35, 144A	12/25 at 100.00	N/R	1,890,689
115	6.000%, 12/01/45, 144A	12/25 at 100.00	N/R	127,611
	Illinois Finance Authority, Health Services Facility Lease Revenue Bonds, Provident Group - UIC Surgery Center, LLC - University of Illinois Health Services Facility Project, Series 2020:
3,835	4.000%, 10/01/50	10/30 at 100.00	BBB+	4,209,871
5,190	4.000%, 10/01/55	10/30 at 100.00	BBB+	5,653,052
	Illinois Finance Authority, Revenue Bonds, Ascension Health/fkaPresence Health Network, Series 2016C:
80	4.000%, 2/15/41 (Pre-refunded 2/15/27)	2/27 at 100.00	N/R (5)	89,568
1,755	4.000%, 2/15/41 (Pre-refunded 2/15/27)	2/27 at 100.00	N/R (5)	1,964,898
37,840	4.000%, 2/15/41	2/27 at 100.00	Aa2	41,356,850
6,750	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2012, 5.000%, 9/01/38 (Pre-refunded 9/01/22)	9/22 at 100.00	AA+ (5)	6,922,935
	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2014A:
1,485	5.000%, 9/01/34 (Pre-refunded 9/01/24)	9/24 at 100.00	AA+ (5)	1,628,124
19,025	5.000%, 9/01/42 (Pre-refunded 9/01/24)	9/24 at 100.00	AA+ (5)	20,858,629

NVG	Nuveen AMT-Free Municipal Credit Income Fund (continued)
Portfolio of Investments January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$1,750	Illinois Finance Authority, Revenue Bonds, Ingalls Health System, Series 2013, 4.250%, 5/15/43 (Pre-refunded 5/15/22)	5/22 at 100.00	A1 (5)	$1,768,498
4,000	Illinois Finance Authority, Revenue Bonds, Lutheran Home and Services, Series 2019A, 5.000%, 11/01/49	11/26 at 103.00	N/R	4,325,120
15,805	Illinois Finance Authority, Revenue Bonds, Mercy Health Corporation, Series 2016, 5.000%, 12/01/46	6/26 at 100.00	A3	17,865,814
1,630	Illinois Finance Authority, Revenue Bonds, Northwestern Memorial HealthCare, Series 2013, 5.000%, 8/15/37 (Pre-refunded 8/15/22)	8/22 at 100.00	Aa2 (5)	1,668,859
1,435	Illinois Finance Authority, Revenue Bonds, Rehabilitation Institute of Chicago, Series 2013A, 6.000%, 7/01/43	7/23 at 100.00	A-	1,533,556
	Illinois Finance Authority, Revenue Bonds, Rosalind Franklin University Research Building Project, Series 2017C:
1,000	5.000%, 8/01/42	8/27 at 100.00	BBB+	1,132,260
1,000	5.000%, 8/01/46	8/27 at 100.00	BBB+	1,126,080
1,000	5.000%, 8/01/47	8/27 at 100.00	BBB+	1,125,720
	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Refunding Series 2015C:
560	5.000%, 8/15/35	8/25 at 100.00	A3	623,784
6,140	5.000%, 8/15/44	8/25 at 100.00	A3	6,819,268
	Illinois Finance Authority, Revenue Bonds, University of Chicago, Refunding Series 2015A:
2,235	5.000%, 10/01/46 (UB)	10/25 at 100.00	AA-	2,498,216
17,765	5.000%, 10/01/46 (Pre-refunded 10/01/25) (UB) (6)	10/25 at 100.00	N/R (5)	20,134,851
5,670	Illinois Housing Development Authority, Multifamily Housing Revenue Bonds, Series 2021C, 2.850%, 7/01/56	7/30 at 100.00	Aaa	5,381,510
3,665	Illinois Sports Facility Authority, State Tax Supported Bonds, Refunding Series 2014, 5.250%, 6/15/31 – AGM Insured	6/24 at 100.00	BB+	3,924,958
	Illinois State, General Obligation Bonds, December Series 2017A:
11,800	5.000%, 12/01/38	12/27 at 100.00	BBB-	13,455,894
1,330	5.000%, 12/01/39	12/27 at 100.00	BBB-	1,514,990
	Illinois State, General Obligation Bonds, February Series 2014:
3,275	5.000%, 2/01/24	No Opt. Call	BBB-	3,516,728
1,575	5.250%, 2/01/34	2/24 at 100.00	BBB-	1,687,723
7,500	5.000%, 2/01/39	2/24 at 100.00	BBB-	7,975,950
5,200	Illinois State, General Obligation Bonds, January Series 2016, 5.000%, 1/01/29	1/26 at 100.00	BBB-	5,834,400
	Illinois State, General Obligation Bonds, May Series 2014:
510	5.000%, 5/01/36	5/24 at 100.00	BBB-	547,057
1,915	5.000%, 5/01/39	5/24 at 100.00	BBB-	2,049,203
4,460	Illinois State, General Obligation Bonds, May Series 2020, 5.500%, 5/01/39	5/30 at 100.00	BBB-	5,434,109
13,200	Illinois State, General Obligation Bonds, November Series 2016, 5.000%, 11/01/41	11/26 at 100.00	BBB-	14,888,676
31,485	Illinois State, General Obligation Bonds, November Series 2017C, 5.000%, 11/01/29	11/27 at 100.00	BBB-	36,184,136
2,040	Illinois State, General Obligation Bonds, November Series 2017D, 5.000%, 11/01/27	No Opt. Call	BBB-	2,361,259
5,000	Illinois State, General Obligation Bonds, November Series 2019B, 4.000%, 11/01/35	11/29 at 100.00	BBB-	5,437,800

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$5,000	Illinois State, General Obligation Bonds, October Series 2016, 5.000%, 2/01/29	2/27 at 100.00	BBB-	$5,693,400
1,190	Illinois State, General Obligation Bonds, Refunding Series 2012, 5.000%, 8/01/25	8/22 at 100.00	BBB-	1,213,741
	Illinois State, General Obligation Bonds, Series 2013:
2,000	5.250%, 7/01/31	7/23 at 100.00	BBB-	2,111,440
4,140	5.500%, 7/01/38	7/23 at 100.00	BBB-	4,374,945
5,000	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2013A, 5.000%, 1/01/35	1/23 at 100.00	A1	5,189,200
18,920	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2015A, 5.000%, 1/01/40	7/25 at 100.00	A1	21,024,282
10,000	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2019A, 5.000%, 1/01/44	7/29 at 100.00	A1	12,165,000
12,010	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2020A, 5.000%, 1/01/45	1/31 at 100.00	A1	14,678,142
1,395	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Tender Option Bond Trust 2015-XF0052, 17.657%, 1/01/38, 144A (IF)	1/23 at 100.00	A1	1,605,366
17,510	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2012B, 5.000%, 6/15/52	6/22 at 100.00	BB+	17,795,413
540	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2015B, 5.000%, 6/15/52	12/25 at 100.00	BB+	588,719
	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2020A:
12,325	4.000%, 6/15/50	12/29 at 100.00	BB+	13,100,859
15,160	5.000%, 6/15/50	12/29 at 100.00	BB+	17,234,040
	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2022A:
2,910	4.000%, 12/15/42 (WI/DD, Settling 3/17/22)	12/31 at 100.00	BB+	3,150,046
—	4.000%, 12/15/47 (WI/DD, Settling 3/17/22)	12/31 at 100.00	BB+	—
4,500	4.000%, 6/15/52 (WI/DD, Settling 3/17/22)	12/31 at 100.00	BB+	5,202,810
	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Series 2015A:
2,890	0.000%, 12/15/52	No Opt. Call	BB+	983,872
5,185	5.000%, 6/15/53	12/25 at 100.00	BB+	5,652,791
5,700	5.500%, 6/15/53	12/25 at 100.00	BB+	6,318,621
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Capital Appreciation Refunding Series 2010B-1:
25,000	0.000%, 6/15/44 – AGM Insured	No Opt. Call	BB+	12,646,000
43,200	0.000%, 6/15/45 – AGM Insured	No Opt. Call	BB+	21,002,544
10,000	0.000%, 6/15/46 – AGM Insured	No Opt. Call	BB+	4,680,100
8,750	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 1994B, 0.000%, 6/15/28 – NPFG Insured	No Opt. Call	Baa2	7,542,937

NVG	Nuveen AMT-Free Municipal Credit Income Fund (continued)
Portfolio of Investments January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 2002A:
$18,085	0.000%, 12/15/24 – NPFG Insured	No Opt. Call	BB+	$17,149,825
20,045	0.000%, 12/15/35 – AGM Insured	No Opt. Call	BB+	13,947,311
9,010	0.000%, 6/15/37 – NPFG Insured	No Opt. Call	BB+	5,841,003
465	Morton Grove, Illinois, Tax Increment Revenue Bonds, Sawmill Station Redevelopment Project, Senior Lien Series 2019, 5.000%, 1/01/39	1/26 at 100.00	N/R	475,035
1,842	Plano, Illinois, Special Tax Bonds, Special Service Area 1 & 2 Lakewood Springs Project, Refunding Series 2014, 5.000%, 3/01/34 – AGM Insured	3/24 at 100.00	AA	1,947,141
2,600	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois, General Obligation Bonds, Series 2000A, 6.500%, 7/01/30 – NPFG Insured	No Opt. Call	A1	3,349,372
7,025	Southwestern Illinois Development Authority, Health Facility Revenue Bonds, Memorial Group, Inc., Series 2013, 7.625%, 11/01/48 (Pre-refunded 11/01/23)	11/23 at 100.00	N/R (5)	7,823,953
4,000	Southwestern Illinois Development Authority, School Revenue Bonds, Triad School District 2, Madison County, Illinois, Series 2006, 0.000%, 10/01/25 – NPFG Insured	No Opt. Call	Baa2	3,727,880
12,125	Springfield, Illinois, Electric Revenue Bonds, Refunding Senior Lien Series 2015, 5.000%, 3/01/40 – AGM Insured	3/25 at 100.00	A2	13,358,355
	Will County Community Unit School District 201-U Crete-Monee, Illinois, General Obligation Bonds, Capital Appreciation Series 2004:
165	0.000%, 11/01/22 – NPFG Insured (ETM)	No Opt. Call	N/R (5)	164,126
780	0.000%, 11/01/22 – NPFG Insured (ETM)	No Opt. Call	Baa2 (5)	775,289
6,415	Will County School District 122, New Lenox, Illinois, General Obligation Bonds, Capital Appreciation School Series 2004D, 0.000%, 11/01/24 – AGM Insured	No Opt. Call	Aa3	6,141,079
804,937	Total Illinois			816,880,609
	Indiana – 2.4% (1.5% of Total Investments)
2,650	Crown Point Multi-School Building Corporation, Indiana, First Mortgage Bonds, Crown Point Community School Corporation, Series 2000, 0.000%, 1/15/24 – NPFG Insured	No Opt. Call	Baa2	2,584,545
12,045	Indiana Finance Authority, Educational Facilities Revenue Bonds, Valparaiso University Project, Series 2014, 5.000%, 10/01/44	10/24 at 100.00	Baa1	13,023,174
10,425	Indiana Finance Authority, Hospital Revenue Bonds, Community Health Network Project, Series 2012A, 5.000%, 5/01/42 (Pre-refunded 5/01/23)	5/23 at 100.00	A (5)	10,970,228
10,000	Indiana Finance Authority, Hospital Revenue Bonds, Indiana Unversity Health Obligation Group, Fixed Rate Series 2019A, 4.000%, 12/01/49	12/29 at 100.00	AA	11,199,200
17,970	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series 2014A, 5.000%, 10/01/44	10/24 at 100.00	A+	19,657,742
	Indianapolis Local Public Improvement Bond Bank, Indiana, Series 1999E:
10,000	0.000%, 2/01/26 – AMBAC Insured	No Opt. Call	AA-	9,410,200
20,000	0.000%, 2/01/28 – AMBAC Insured	No Opt. Call	AA-	17,982,800
83,090	Total Indiana			84,827,889
	Iowa – 1.7% (1.0% of Total Investments)
10,000	Iowa Finance Authority, Health Facilities Revenue Bonds, UnityPoint Health Project, Series 2013A, 5.250%, 2/15/44 (Pre-refunded 2/15/23)	2/23 at 100.00	A1 (5)	10,468,200

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Iowa (continued)
$10,690	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2013, 5.250%, 12/01/25	12/23 at 100.00	B+	$11,374,801
21,280	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2018B, 5.250%, 12/01/50 (Mandatory Put 12/01/37)	12/22 at 105.00	BB-	22,924,519
5,700	Iowa Finance Authority, Senior Housing Revenue Bonds, PHS Council Bluffs, Inc. Project, Series 2018, 5.250%, 8/01/55	8/23 at 102.00	N/R	5,718,012
36,850	Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Bonds, Class 2 Capital Appreciation Senior Lien Series 2021B-2, 0.000%, 6/01/65	6/31 at 25.58	N/R	5,856,939
2,565	Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Bonds, Seenior Lien Series Class 2 Series 2021B-1, 4.000%, 6/01/49	6/31 at 100.00	BBB	2,794,106
87,085	Total Iowa			59,136,577
	Kansas – 0.3% (0.2% of Total Investments)
1,000	Lenexa, Kansas, Health Care Facilities Revenue Bonds, Lakeview Village Inc, Series 2017A, 5.000%, 5/15/43	5/27 at 100.00	BB+	1,101,670
	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Bonds, Vacation Village Project Area 1 and 2A, Series 2015:
3,725	5.000%, 9/01/27	9/25 at 100.00	N/R	3,703,358
2,380	5.750%, 9/01/32	9/25 at 100.00	N/R	2,386,711
2,575	6.000%, 9/01/35	9/25 at 100.00	N/R	2,595,394
9,680	Total Kansas			9,787,133
	Kentucky – 1.8% (1.1% of Total Investments)
5,915	Christian County, Kentucky, Hospital Revenue Bonds, Jennie Stuart Medical Center, Series 2016, 5.500%, 2/01/44	2/26 at 100.00	BB+	6,612,319
2,480	Kentucky Bond Development Corporation, Tax Increment Revenue Bonds, Summit Lexington Project, Series 2016A, 4.400%, 10/01/24	No Opt. Call	N/R	2,483,249
10,000	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Owensboro Health, Refunding Series 2017A, 5.000%, 6/01/37	6/27 at 100.00	BBB-	11,449,500
	Kentucky Economic Development Finance Authority, Revenue Bonds, Next Generation Kentucky Information Highway Project, Senior Series 2015A:
4,345	5.000%, 7/01/37	7/25 at 100.00	Baa2	4,784,627
17,615	5.000%, 1/01/45	7/25 at 100.00	Baa2	19,368,573
	Kentucky Public Transportation Infrastructure Authority, Toll Revenue Bonds, Downtown Crossing Project, Convertible Capital Appreciation First Tier Series 2013C:
4,360	6.750%, 7/01/43 (8)	7/31 at 100.00	Baa2	5,287,023
8,510	6.875%, 7/01/46 (8)	7/31 at 100.00	Baa2	10,342,884
	Kentucky Public Transportation Infrastructure Authority, Toll Revenue Bonds, Downtown Crossing Project, First Tier Series 2013A:
2,390	5.750%, 7/01/49 (Pre-refunded 7/01/23)	7/23 at 100.00	Baa2 (5)	2,553,141
480	6.000%, 7/01/53 (Pre-refunded 7/01/23)	7/23 at 100.00	Baa2 (5)	514,234
56,095	Total Kentucky			63,395,550
	Louisiana – 1.2% (0.7% of Total Investments)
2,650	Ascension Parish Industrial development Board, Louisiana, Revenue Bonds, Impala Warehousing (US) LLC Project, Series 2013, 6.000%, 7/01/36	7/23 at 100.00	N/R	2,749,799

NVG	Nuveen AMT-Free Municipal Credit Income Fund (continued)
Portfolio of Investments January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Louisiana (continued)
	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan Missionaries of Our Lady Health System, Series 1998A:
$135	5.750%, 7/01/25 (ETM) (UB)	No Opt. Call	A2 (5)	$155,551
6,915	5.750%, 7/01/25 (UB)	No Opt. Call	A2	7,499,871
5,080	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Louisiana Children's Medical Center Hospital, Series 2020A, 4.000%, 6/01/50	6/30 at 100.00	A+	5,655,665
11,000	Louisiana Public Facilities Authority, Revenue Bonds, Loyola University Project, Refunding Series 2017, 5.250%, 10/01/46 (8)	10/33 at 100.00	BBB	11,703,230
	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2015:
1,000	4.250%, 5/15/40	5/25 at 100.00	A3	1,069,430
6,970	5.000%, 5/15/47	5/25 at 100.00	A3	7,670,555
1,000	New Orleans, Louisiana, Sewerage Service Revenue Bonds, Refunding Series 2014, 4.250%, 6/01/34 (Pre-refunded 6/01/24)	6/24 at 100.00	A (5)	1,071,870
3,275	Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P. Project, Series 2010A, 6.350%, 10/01/40, 144A	6/30 at 100.00	BB-	4,192,229
38,025	Total Louisiana			41,768,200
	Maine – 1.8% (1.1% of Total Investments)
7,530	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical Center Obligated Group Issue, Series 2013, 5.000%, 7/01/43 (Pre-refunded 7/01/23)	7/23 at 100.00	Ba1 (5)	7,970,354
	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical Center Obligated Group Issue, Series 2016A:
5,450	4.000%, 7/01/41	7/26 at 100.00	Ba1	5,872,648
10,215	4.000%, 7/01/46	7/26 at 100.00	Ba1	10,944,657
10,000	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Mainehealth Issue, Series 2015, 5.000%, 7/01/39	7/24 at 100.00	A+	10,792,800
	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, MaineHealth Issue, Series 2020A:
2,745	4.000%, 7/01/45	7/30 at 100.00	A+	3,089,607
5,000	4.000%, 7/01/50	7/30 at 100.00	A+	5,571,750
4,500	Maine State Housing Authority, Multifamily Mortgage Purchase Bonds, Series 2021A, 2.200%, 11/15/51	5/30 at 100.00	AA+	3,929,220
8,885	Maine State Housing Authority, Multifamily Mortgage Purchase Bonds, Series 2022A, 2.600%, 11/15/46 (WI/DD, Settling 2/09/22)	11/30 at 100.00	N/R	8,238,972
7,695	Maine State Housing Authority, Single Family Mortgage Purchase Bonds, Series 2020D, 2.800%, 11/15/45	5/29 at 100.00	AA+	7,741,940
915	Maine State Housing Authority, Single Family Mortgage Purchase Bonds, Social Series 2021C, 2.300%, 11/15/46	11/30 at 100.00	AA+	821,597
62,935	Total Maine			64,973,545

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Maryland – 2.2% (1.4% of Total Investments)
	Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding Series 2017:
$1,280	5.000%, 9/01/33	9/27 at 100.00	CCC	$1,343,078
3,050	5.000%, 9/01/39	9/27 at 100.00	CCC	3,192,404
3,025	5.000%, 9/01/46	9/27 at 100.00	CCC	3,151,989
1,000	Howard County, Maryland, Special Obligation Bonds, Downtown Columbia Project, Series 2017A, 4.375%, 2/15/39, 144A	2/26 at 100.00	N/R	1,039,910
	Maryland Community Development Administration Department of Housing and Community Development, Residential Revenue Bonds, Series 2021C:
6,600	2.450%, 9/01/41	9/30 at 100.00	N/R	6,274,224
12,000	2.550%, 9/01/44	9/30 at 100.00	N/R	11,384,160
10,170	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Adventist HealthCare Issue, Series 2021B, 4.000%, 1/01/51	1/32 at 100.00	Baa3	11,319,312
13,315	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Adventist Healthcare, Series 2016A, 5.500%, 1/01/46	1/27 at 100.00	Baa3	15,595,061
10,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health System, Series 2015, 5.000%, 7/01/47	7/25 at 100.00	A+	11,063,000
1,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Peninsula Regional Medical Center Issue, Refunding Series 2015, 5.000%, 7/01/45 (Pre-refunded 7/01/24)	7/24 at 100.00	A3 (5)	1,639,845
3,010	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical System Issue, Series 2013A, 5.000%, 7/01/43 (Pre-refunded 7/01/22)	7/22 at 100.00	A (5)	3,067,040
	Prince George's County Revenue Authority, Maryland, Special Obligation Bonds, Suitland-Naylor Road Project, Series 2016:
2,000	4.750%, 7/01/36, 144A	1/26 at 100.00	N/R	2,168,300
2,300	5.000%, 7/01/46, 144A	1/26 at 100.00	N/R	2,503,205
	Rockville Mayor and Council, Maryland, Economic Development Revenue Bonds, Series 2017B:
1,335	4.250%, 11/01/37	11/24 at 103.00	B-	1,378,214
1,250	4.500%, 11/01/43	11/24 at 103.00	B-	1,309,850
2,650	5.000%, 11/01/47	11/24 at 103.00	B-	2,818,143
74,485	Total Maryland			79,247,735
	Massachusetts – 3.3% (2.0% of Total Investments)
	Massachusetts Development Finance Agency Revenue Bonds, Lawrence General Hospital Issue, Series 2014A:
2,245	5.250%, 7/01/34	7/24 at 100.00	B-	2,251,421
6,195	5.500%, 7/01/44	7/24 at 100.00	B-	6,229,011
	Massachusetts Development Finance Agency Revenue Refunding Bonds, NewBridge on the Charles, Inc. Issue, Series 2017:
8,200	4.125%, 10/01/42, 144A	10/22 at 105.00	BB+	8,740,544
3,000	5.000%, 10/01/57, 144A	10/22 at 105.00	BB+	3,219,660
10,000	Massachusetts Development Finance Agency, Revenue Bonds, CareGroup Issue, Series 2018J-2, 5.000%, 7/01/53	7/28 at 100.00	A3	11,717,700

NVG	Nuveen AMT-Free Municipal Credit Income Fund (continued)
Portfolio of Investments January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Massachusetts (continued)
	Massachusetts Development Finance Agency, Revenue Bonds, Emerson College, Series 2015:
$4,020	4.500%, 1/01/45	1/25 at 100.00	Baa2	$4,268,155
2,950	5.000%, 1/01/45	1/25 at 100.00	Baa2	3,197,770
4,035	Massachusetts Development Finance Agency, Revenue Bonds, Emmanuel College, Series 2016A, 4.000%, 10/01/46	10/26 at 100.00	Baa2	4,310,994
16,280	Massachusetts Development Finance Agency, Revenue Bonds, Massachusetts Institute of Technology, Series 2020P, 5.000%, 7/01/50	No Opt. Call	AAA	23,778,080
900	Massachusetts Development Finance Agency, Revenue Bonds, Milford Regional Medical Center Issue, Series 2020G, 5.000%, 7/15/46, 144A	7/30 at 100.00	BB+	1,055,583
6,000	Massachusetts Development Finance Authority, Revenue Bonds, WGBH Educational Foundation, Series 2002A, 5.750%, 1/01/42 – AMBAC Insured	No Opt. Call	AA-	8,795,700
7,405	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Massachusetts Institute of Technology, Series 2002K, 5.500%, 7/01/32 (UB) (6)	No Opt. Call	AAA	10,056,730
2,800	Massachusetts Housing Finance Agency, Housing Bonds, Series 2014D, 3.875%, 12/01/39	6/24 at 100.00	AA-	2,901,640
	Massachusetts Housing Finance Agency, Housing Bonds, Sustainability Green Series 2021A-1:
3,340	2.375%, 12/01/46	6/30 at 100.00	AA	3,042,840
3,600	2.450%, 12/01/51	6/30 at 100.00	AA	3,255,660
8,310	2.550%, 12/01/56	6/30 at 100.00	AA	7,519,968
4,500	Massachusetts Housing Finance Agency, Single Family Housing Revenue Bonds, Social Series 2020-220, 2.300%, 12/01/44	6/30 at 100.00	AA+	4,072,500
4,560	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Senior Series 2013A, 5.000%, 5/15/43 (Pre-refunded 5/15/23)	5/23 at 100.00	Aa2 (5)	4,808,930
3,480	Massachusetts State, General Obligation Bonds, Consolidated Loan, Series 2021B, 2.000%, 4/01/50	4/31 at 100.00	AA	2,865,014
425	Massachusetts Water Pollution Abatement Trust, Revenue Bonds, MWRA Loan Program, Subordinate Series 1999A, 5.750%, 8/01/29	3/22 at 100.00	AAA	426,998
102,245	Total Massachusetts			116,514,898
	Michigan – 2.7% (1.7% of Total Investments)
5,490	Detroit City School District, Wayne County, Michigan, Unlimited Tax School Building and Site Improvement Bonds, Series 2001A, 6.000%, 5/01/29 – AGM Insured (UB)	No Opt. Call	AA	6,526,347
3,665	Detroit Downtown Development Authority, Michigan, Tax Increment Revenue Bonds, Catalyst Development Project, Series 2018A, 5.000%, 7/01/48 – AGM Insured	7/24 at 100.00	AA	3,944,713
2,985	Detroit Water and Sewerage Department, Michigan, Sewage Disposal System Revenue Bonds, Refunding Senior Lien Series 2012A, 5.250%, 7/01/39 (Pre-refunded 7/01/22)	7/22 at 100.00	A1 (5)	3,044,670
	Michigan Finance Authority, Hospital Revenue Bonds, Sparrow Obligated Group, Refunding Series 2015:
4,495	4.000%, 11/15/35	5/25 at 100.00	A	4,780,388
2,550	4.000%, 11/15/36	5/25 at 100.00	A	2,711,900

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Michigan (continued)
	Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2016MI:
$145	5.000%, 12/01/45 (Pre-refunded 6/01/26) (UB) (6)	6/26 at 100.00	N/R (5)	$167,371
9,855	5.000%, 12/01/45 (UB)	6/26 at 100.00	AA-	11,157,535
2,705	Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds, 2006 Sold Tobacco Receipts Senior Current Interest Series 2020A-2, 5.000%, 6/01/40	12/30 at 100.00	BBB	3,308,350
1,000	Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds, 2007 Sold Tobacco Receipts, Series 2020A-CL-1, 4.000%, 6/01/49	12/30 at 100.00	BBB+	1,098,200
	Michigan Housing Development Authority, Single Family Mortgage Revenue Bonds, Social Series 2021A:
21,675	2.350%, 12/01/46	12/30 at 100.00	Aa2	19,650,988
8,280	2.500%, 6/01/52	12/30 at 100.00	Aa2	7,396,276
10,000	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series 2020-I, 2.625%, 10/15/56	10/31 at 100.00	AA-	9,482,400
13,855	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Series 2009C, 5.000%, 12/01/48 (Pre-refunded 6/01/22)	6/22 at 100.00	AA- (5)	14,064,072
	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Wayne County Airport, Series 2015D:
3,550	5.000%, 12/01/40	12/25 at 100.00	A-	3,992,507
3,600	5.000%, 12/01/45	12/25 at 100.00	A-	4,043,052
93,850	Total Michigan			95,368,769
	Minnesota – 2.0% (1.2% of Total Investments)
	Baytown Township, Minnesota Charter School Lease Revenue Bonds, Saint Croix Preparatory Academy, Refunding Series 2016A:
155	4.000%, 8/01/36	8/26 at 100.00	BB+	162,406
440	4.000%, 8/01/41	8/26 at 100.00	BB+	457,063
2,000	Brooklyn Park, Minnesota, Charter School Lease Revenue Bonds, Prairie Seeds Academy Project, Refunding Series 2015A, 5.000%, 3/01/34	3/25 at 100.00	BB-	2,083,260
1,720	Deephaven, Minnesota, Charter School Lease Revenue Bonds, Eagle Ridge Academy Project, Series 2015A, 5.500%, 7/01/50	7/25 at 100.00	BB+	1,875,419
	Duluth Economic Development Authority, Minnesota, Health Care Facilities Revenue Bonds, Essentia Health Obligated Group, Series 2018A:
9,585	4.250%, 2/15/43	2/28 at 100.00	A-	10,685,837
27,325	4.250%, 2/15/48	2/28 at 100.00	A-	30,279,926
1,410	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Hiawatha Academies Project, Series 2016A, 5.000%, 7/01/47	7/24 at 102.00	N/R	1,485,449
2,395	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2020E, 2.700%, 7/01/44	7/29 at 100.00	AA+	2,407,789
	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2020I:
2,325	2.150%, 7/01/45	1/30 at 100.00	AA+	2,143,580
3,735	2.200%, 1/01/51	1/30 at 100.00	AA+	3,373,564
5,670	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2021H, 2.550%, 1/01/46	1/31 at 100.00	N/R	5,246,905

NVG	Nuveen AMT-Free Municipal Credit Income Fund (continued)
Portfolio of Investments January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Minnesota (continued)
	Saint Cloud, Minnesota, Charter School Lease Revenue Bonds, Stride Academy Project, Series 2016A:
$405	5.000%, 4/01/36	4/26 at 100.00	N/R	$367,404
605	5.000%, 4/01/46	4/26 at 100.00	N/R	515,297
2,500	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Facility Revenue Bonds, HealthPartners Obligated Group, Refunding Series 2015A, 4.000%, 7/01/35	7/25 at 100.00	A	2,671,300
110	Saint Paul Housing and Redevelopment Authority, Minnesota, Multifamily Housing Revenue Bonds, 2700 University at Westgate Station, Series 2015B, 4.250%, 4/01/25	4/23 at 100.00	N/R	111,431
	St. Paul Housing and Redevelopment Authority, Minnesota, Hospital Revenue Bonds, HealthEast Inc., Series 2015A:
2,785	5.000%, 11/15/40 (Pre-refunded 11/15/25)	11/25 at 100.00	N/R (5)	3,167,659
3,190	5.000%, 11/15/44 (Pre-refunded 11/15/25)	11/25 at 100.00	N/R (5)	3,628,306
66,355	Total Minnesota			70,662,595
	Mississippi – 0.2% (0.1% of Total Investments)
5,445	Mississippi Development Bank, Special Obligation Bonds, Gulfport Water and Sewer System Project, Series 2005, 5.250%, 7/01/24 – AGM Insured (ETM)	No Opt. Call	A2 (5)	5,775,403
1,000	Mississippi Home Corporation, Single Family Mortgage Revenue Bonds, Series 2021A, 2.125%, 12/01/44	6/30 at 100.00	Aaa	891,390
6,445	Total Mississippi			6,666,793
	Missouri – 2.3% (1.5% of Total Investments)
2,960	Chesterfield Valley Transportation Development District, Missouri, Transportation Sales Tax Revenue Bonds, Series 2015, 3.625%, 5/15/31	5/23 at 100.00	A-	3,000,700
	Kansas City Industrial Development Authority, Missouri, Sales Tax Revenue Bonds, Ward Parkway Center Community Improvement District, Senior Refunding & Improvement Series 2016:
400	5.000%, 4/01/36, 144A	4/26 at 100.00	N/R	413,164
1,520	5.000%, 4/01/46, 144A	4/26 at 100.00	N/R	1,555,994
15,000	Kansas City Municipal Assistance Corporation, Missouri, Leasehold Revenue Bonds, Improvement Series 2004B-1, 0.000%, 4/15/28 – AMBAC Insured	No Opt. Call	A2	13,488,900
4,345	Kirkwood Industrial Development Authority, Missouri, Retirement Community Revenue Bonds, Aberdeen Heights Project, Refunding Series 2017A, 5.250%, 5/15/50	5/27 at 100.00	BB	4,633,160
	Liberty, Missouri, Special Obligation Tax Increment and Special Districts Bonds, Liberty Commons Project, Series 2015A:
1,575	5.750%, 6/01/35, 144A	6/25 at 100.00	N/R	1,609,241
1,055	6.000%, 6/01/46, 144A	6/25 at 100.00	N/R	1,082,356
2,460	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, Saint Louis College of Pharmacy, Series 2013, 5.500%, 5/01/43	5/23 at 100.00	BBB	2,600,737
	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, Saint Louis College of Pharmacy, Series 2015B:
1,410	5.000%, 5/01/40	11/23 at 100.00	BBB	1,506,444
2,000	5.000%, 5/01/45	11/23 at 100.00	BBB	2,136,800

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Missouri (continued)
$7,040	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, CoxHealth, Series 2013A, 5.000%, 11/15/48	11/23 at 100.00	A2	$7,477,395
2,250	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Heartland Regional Medical Center, Series 2012, 5.000%, 2/15/43	3/22 at 100.00	A1	2,258,257
	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Mosaic Health System, Series 2019A:
6,330	4.000%, 2/15/44	2/29 at 100.00	A1	6,973,444
13,545	4.000%, 2/15/49	2/29 at 100.00	A1	14,805,904
405	Saint Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship Village of Sunset Hills, Series 2013A, 5.875%, 9/01/43	9/23 at 100.00	BB+	426,299
	Saint Louis County Industrial Development Authority, Missouri, Revenue Bonds, Saint Andrew's Resources for Seniors, Series 2015A:
1,650	5.000%, 12/01/35	12/25 at 100.00	N/R	1,777,793
455	5.125%, 12/01/45	12/25 at 100.00	N/R	487,164
4,125	Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International Airport, Series 2005, 5.500%, 7/01/29 – NPFG Insured	No Opt. Call	A-	5,196,551
15,350	Springfield Public Building Corporation, Missouri, Lease Revenue Bonds, Jordan Valley Park Projects, Series 2000A, 0.000%, 6/01/30 – AMBAC Insured	No Opt. Call	N/R	11,425,312
83,875	Total Missouri			82,855,615
	Montana – 0.1% (0.0% of Total Investments)
	Kalispell, Montana, Housing and Healthcare Facilities Revenue Bonds, Immanuel Lutheran Corporation, Series 2017A:
1,175	5.250%, 5/15/37	5/25 at 102.00	N/R	1,264,547
375	5.250%, 5/15/47	5/25 at 102.00	N/R	399,817
1,550	Total Montana			1,664,364
	Nebraska – 1.1% (0.7% of Total Investments)
10,665	Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds, Refunding Crossover Series 2017A, 5.000%, 9/01/42	No Opt. Call	BBB+	14,384,099
4,435	Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds, Series 2012, 5.000%, 9/01/32	9/22 at 100.00	BBB+	4,545,476
1,330	Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue Bonds, Nebraska Methodist Health System, Refunding Series 2015, 5.000%, 11/01/45	11/25 at 100.00	A	1,479,386
	Douglas County Hospital Authority 3, Nebraska, Health Facilities Revenue Bonds, Nebraska Methodist Health System, Refunding Series 2015:
2,090	4.125%, 11/01/36	11/25 at 100.00	A	2,246,311
2,325	5.000%, 11/01/48	11/25 at 100.00	A	2,586,144
7,760	Nebraska Investment Finance Authority, Single Family Housing Revenue Bonds, Series 2020A, 2.700%, 9/01/43	3/29 at 100.00	AA+	7,836,358
6,800	Scotts Bluff County Hospital Authority 1, Nebraska, Hospital Revenue Bonds, Regional West Medical Center Project, Refunding & Improvement Series 2016A, 5.250%, 2/01/37	2/27 at 100.00	BB+	7,468,712
35,405	Total Nebraska			40,546,486

NVG	Nuveen AMT-Free Municipal Credit Income Fund (continued)
Portfolio of Investments January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Nevada – 1.2% (0.7% of Total Investments)
$410	Director of the State of Nevada Department of Business and Industry, Charter School Lease Revenue Bonds, Somerset Academy, Series 2018A, 5.000%, 12/15/38, 144A	12/25 at 100.00	BB	$445,043
	Henderson, Nevada, Local Improvement Bonds, Local Improvement District T-21 Black Mountain Ranch, Series 2022:
750	3.500%, 9/01/45 (WI/DD, Settling 2/02/22)	9/31 at 100.00	N/R	726,517
500	4.000%, 9/01/51 (WI/DD, Settling 2/02/22)	9/31 at 100.00	N/R	509,970
23,605	Las Vegas Convention and Visitors Authority, Nevada, Convention Center Expansion Revenue Bonds, Series 2018B, 4.000%, 7/01/49	7/28 at 100.00	A	25,813,248
3,150	Las Vegas Convention and Visitors Authority, Nevada, Revenue Bonds, Refunding Series 2017B, 4.000%, 7/01/36	7/27 at 100.00	A	3,442,225
1,000	Las Vegas, Nevada, Sales Tax Increment Revenue Bonds, Symphony Park Tourism Improvement District, Series 2016, 4.375%, 6/15/35, 144A	2/22 at 100.00	N/R	1,000,240
500	Neveda State Director of the Department of Business and Industry, Charter School Revenue Bonds, Doral Academy of Nevada, Series 2017A, 5.000%, 7/15/37, 144A	7/25 at 100.00	BB+	545,775
4,000	Reno, Nevada, Subordinate Lien Sales Tax Revenue Refunding Bonds, ReTrac-Reno Transporation Rail Access Corridor Project, Series 2018A, 4.000%, 6/01/43	12/28 at 100.00	A3	4,246,000
4,000	Reno, Nevada, Subordinate Lien Sales Tax Revenue Refunding Capital Appreciation Bonds, ReTrac-Reno Transporation Rail Access Corridor Project, Series 2018C, 0.000%, 7/01/58, 144A	7/38 at 31.26	N/R	664,440
3,210	Tahoe-Douglas Visitors Authority, Nevada, Stateline Revenue Bonds, Series 2020, 5.000%, 7/01/51	7/30 at 100.00	N/R	3,577,224
41,125	Total Nevada			40,970,682
	New Hampshire – 0.6% (0.4% of Total Investments)
13,120	National Finance Authority, New Hampshire, Hospital Facilities Revenue Bonds, Saint Elizabeth Medical Center, Inc., Series 2021A, 4.000%, 5/01/51	5/31 at 100.00	AA	14,754,752
5,000	National Finance Authority, New Hampshire, Resource Recovery Revenue Bonds, Covanta Project, Refunding Series 2018B, 4.625%, 11/01/42, 144A	7/23 at 100.00	B	5,125,500
1,185	National Finance Authority, New Hampshire, Resource Recovery Revenue Bonds, Covanta Project, Refunding Series 2020A, 3.625%, 7/01/43 (Mandatory Put 7/02/40), 144A	7/25 at 100.00	B	1,215,040
500	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Kendal at Hanover, Series 2016, 5.000%, 10/01/40	10/26 at 100.00	BBB+	560,540
19,805	Total New Hampshire			21,655,832
	New Jersey – 5.8% (3.6% of Total Investments)
	New Jersey Economic Development Authority, School Facilities Construction Bonds, Refunding Series 2016BBB:
34,310	5.500%, 6/15/29 (Pre-refunded 12/15/26)	12/26 at 100.00	BBB (5)	40,889,286
2,110	5.500%, 6/15/30 (Pre-refunded 12/15/26)	12/26 at 100.00	BBB (5)	2,514,614
	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2005N-1:
6,835	5.500%, 9/01/24 – AMBAC Insured	No Opt. Call	BBB	7,559,578
5,045	5.500%, 9/01/28 – NPFG Insured	No Opt. Call	BBB	6,228,204

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Jersey (continued)
	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2015WW:
$655	5.250%, 6/15/40 (Pre-refunded 6/15/25)	6/25 at 100.00	N/R (5)	$742,849
11,335	5.250%, 6/15/40	6/25 at 100.00	BBB	12,671,396
600	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters University Hospital, Refunding Series 2011, 6.000%, 7/01/26	3/22 at 100.00	BB+	601,752
1,500	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters University Hospital, Series 2007, 5.750%, 7/01/37	3/22 at 100.00	BB+	1,504,890
3,310	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Barnabas Health, Refunding Series 2014A, 5.000%, 7/01/44	7/24 at 100.00	AA-	3,597,871
2,035	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Capital Appreciation Series 2010A, 0.000%, 12/15/26	No Opt. Call	BBB	1,844,036
20,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series 2006C, 0.000%, 12/15/33 – AGM Insured	No Opt. Call	BBB+	15,038,000
20,040	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2014AA, 5.000%, 6/15/44	6/24 at 100.00	BBB	21,636,787
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2015AA:
13,690	4.750%, 6/15/38	6/25 at 100.00	BBB	14,913,612
8,355	5.000%, 6/15/45	6/25 at 100.00	BBB	9,222,583
5,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2019AA, 5.250%, 6/15/43	12/28 at 100.00	BBB	5,904,300
7,005	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2020AA, 5.000%, 6/15/50	12/30 at 100.00	BBB	8,277,318
33,200	New Jersey Turnpike Authority, Revenue Bonds, Refunding Series 2005D-1, 5.250%, 1/01/26 – AGM Insured	No Opt. Call	A2	38,182,324
	New Jersey Turnpike Authority, Revenue Bonds, Tender Option Bond Trust 2016-XF1057:
74	17.437%, 1/01/43 (Pre-refunded 7/01/22), 144A (IF) (6)	7/22 at 100.00	A2	79,491
126	17.437%, 1/01/43 (Pre-refunded 7/01/22), 144A (IF) (6)	7/22 at 100.00	N/R	135,641
1,150	Rutgers State University, New Jersey, Revenue Bonds, Refunding Series 2013L, 5.000%, 5/01/43 (Pre-refunded 5/01/23)	5/23 at 100.00	A+ (5)	1,210,892
5,000	South Jersey Transportation Authority, New Jersey, Transportation System Revenue Bonds, Series 2020A, 4.000%, 11/01/50	11/30 at 100.00	Baa2	5,492,900
3,000	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018A, 5.250%, 6/01/46	6/28 at 100.00	BBB+	3,421,680
3,410	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018B, 5.000%, 6/01/46	6/28 at 100.00	BB+	3,798,331
1,330	Washington Township Board of Education, Mercer County, New Jersey, General Obligation Bonds, Series 2005, 5.250%, 1/01/26 – AGM Insured	No Opt. Call	A2	1,505,440
189,115	Total New Jersey			206,973,775
	New Mexico – 0.1% (0.1% of Total Investments)
3,345	New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, Class 1 Series 2021C, 2.250%, 7/01/46	7/30 at 100.00	Aaa	3,032,912

NVG	Nuveen AMT-Free Municipal Credit Income Fund (continued)
Portfolio of Investments January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Mexico (continued)
	Santa Fe, New Mexico, Retirement Facilities Revenue Bonds, EL Castillo Retirement Residences Project, Series 2019A:
$670	5.000%, 5/15/44	5/26 at 103.00	BB+	$737,737
1,200	5.000%, 5/15/49	5/26 at 103.00	BB+	1,317,744
5,215	Total New Mexico			5,088,393
	New York – 8.2% (5.1% of Total Investments)
14,975	Build NYC Resource Corporation, New York, Revenue Bonds, Albert Einstein College of Medicine, Inc, Series 2015, 5.500%, 9/01/45, 144A	9/25 at 100.00	N/R	16,569,089
9,320	Build NYC Resource Corporation, New York, Revenue Bonds, Family Life Academy Charter School, Series 2020A-1, 5.500%, 6/01/55, 144A	12/30 at 100.00	N/R	9,370,980
7,390	Build NYC Resource Corporation, New York, Revenue Bonds, Family Life Academy Charter School, Series 2020B-1, 5.000%, 6/01/55, 144A	12/30 at 100.00	N/R	7,564,330
20,000	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose, Series 2021B, 4.000%, 3/15/47	3/31 at 100.00	AA+	22,336,600
2,250	Dormitory Authority of the State of New York, Insured Revenue Bonds, Mount Sinai School of Medicine, Series 1994A, 5.150%, 7/01/24 – NPFG Insured	No Opt. Call	Baa2	2,375,122
9,700	Dormitory Authority of the State of New York, Revenue Bonds, Columbia University, Series 2017A, 5.000%, 10/01/47 (UB) (6)	No Opt. Call	AAA	14,096,428
4,070	Dormitory Authority of the State of New York, Revenue Bonds, Icahn School of Medicine at Mount Sinai, Refunding Series 2015A, 5.000%, 7/01/45	7/25 at 100.00	A-	4,538,416
	Dormitory Authority of the State of New York, Revenue Bonds, Orange Regional Medical Center Obligated Group, Series 2015:
2,700	5.000%, 12/01/40, 144A	6/25 at 100.00	BBB-	2,995,677
5,600	5.000%, 12/01/45, 144A	6/25 at 100.00	BBB-	6,217,512
7,520	Dormitory Authority of the State of New York, Revenue Bonds, Rockefeller University, Series 2019C, 4.000%, 7/01/49	7/29 at 100.00	AA	8,487,072
5,000	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose, Series 2021E, 4.000%, 3/15/48	3/32 at 100.00	N/R	5,638,400
2,120	Hempstead Town Local Development Corporation, New York, Education Revenue Bonds, The Academy Charter School Project, Refunding Series 2020B, 5.570%, 2/01/41	2/30 at 100.00	N/R	2,390,703
2,695	Hempstead Town Local Development Corporation, New York, Education Revenue Bonds, The Academy Charter School Project, Series 2017A, 6.240%, 2/01/47	2/27 at 100.00	N/R	3,025,596
2,965	Hempstead Town Local Development Corporation, New York, Education Revenue Bonds, The Academy Charter School Project, Series 2018A, 6.760%, 2/01/48	2/28 at 100.00	N/R	3,475,069
1,270	Hempstead Town Local Development Corporation, New York, Education Revenue Bonds, The Academy Charter School Project, Series 2020A, 5.730%, 2/01/50	2/30 at 100.00	N/R	1,428,356
	Hempstead Town Local Development Corporation, New York, Education Revenue Bonds, The Academy Charter School Project, Series 2021A:
1,210	4.450%, 2/01/41	2/30 at 100.00	A2	1,222,161
2,130	4.600%, 2/01/51	2/30 at 100.00	A2	2,144,165

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2012A:
$225	5.000%, 9/01/42	9/22 at 100.00	A	$230,510
3,320	5.000%, 9/01/42 (Pre-refunded 9/01/22)	9/22 at 100.00	N/R (5)	3,406,619
6,455	5.000%, 9/01/42 (Pre-refunded 9/01/22)	9/22 at 100.00	N/R (5)	6,623,411
6,850	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Bond Anticipation Note Series 2020A-1, 5.000%, 2/01/23	No Opt. Call	N/R	7,106,121
	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Green Climate Bond Certified Series 2020C-1:
2,790	5.000%, 11/15/50	5/30 at 100.00	BBB+	3,245,467
3,155	5.250%, 11/15/55	5/30 at 100.00	BBB+	3,730,630
8,390	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Green Climate Bond Certified Series 2020D-2, 4.000%, 11/15/48	11/30 at 100.00	BBB+	9,006,917
5,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Green Climate Bond Certified Series 2020D-3, 4.000%, 11/15/49	11/30 at 100.00	BBB+	5,364,950
2,210	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding Green Climate Certified Series 2017C-1, 5.000%, 11/15/24	No Opt. Call	BBB+	2,429,011
7,500	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding Green Climate Certified Series 2020E, 4.000%, 11/15/45	11/30 at 100.00	BBB+	8,089,125
3,585	Monroe County Industrial Development Corporation, New York, Revenue Bonds, Saint Ann's Community Project, Series 2019, 5.000%, 1/01/50	1/26 at 103.00	N/R	3,772,997
1,000	Nassau County Local Economic Assistance Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Series 2014, 5.000%, 7/01/31	7/24 at 100.00	A-	1,082,750
15,000	New York City Housing Development Corporation, New York, Sustainable Impact Revenue Bonds, Williamsburg Housing Preservation LP, Series 2020A, 2.800%, 2/01/50	2/28 at 100.00	Aa2	14,392,350
11,570	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2016 Series BB-1, 5.000%, 6/15/46 (UB) (6)	6/25 at 100.00	AA+	12,786,007
11,245	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2021 Series BB-2, 4.000%, 6/15/42	12/30 at 100.00	AA+	12,783,878
5	New York City, New York, General Obligation Bonds, Fiscal Series 2005M, 5.000%, 4/01/26 – FGIC Insured	3/22 at 100.00	AA-	5,021
28,615	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%, 11/15/44, 144A	11/24 at 100.00	N/R	30,775,719
2,560	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, Bank of America Tower at One Bryant Park Project, Second Priority Refunding Series 2019 Class 3, 2.800%, 9/15/69	3/29 at 100.00	Baa2	2,568,499
3,500	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Climate Bond Certified/Sustainability Series 2019P, 3.050%, 11/01/49	5/28 at 100.00	Aa2	3,540,425
6,500	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 211, 3.750%, 10/01/43	4/27 at 100.00	Aa1	6,834,035
5,670	Onondaga Civic Development Corporation, New York, Revenue Bonds, Saint Joseph's Hospital Health Center Project, Series 2012, 5.000%, 7/01/42 (Pre-refunded 7/01/22)	7/22 at 100.00	N/R (5)	5,776,256
20,925	Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax Bonds, Senior Lien Subseries 2021A-1, 5.000%, 5/15/51	5/31 at 100.00	AA+	25,814,545

NVG	Nuveen AMT-Free Municipal Credit Income Fund (continued)
Portfolio of Investments January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
$7,110	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%, 6/01/48	6/27 at 100.00	N/R	$7,521,313
264,095	Total New York			290,762,232
	North Carolina – 0.7% (0.4% of Total Investments)
10,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Duke University Health System, Series 2012A, 5.000%, 6/01/42 (Pre-refunded 6/01/22)	6/22 at 100.00	Aa2 (5)	10,152,600
4,725	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Vidant Health, Refunding Series 2012A, 5.000%, 6/01/36 (Pre-refunded 6/01/22)	6/22 at 100.00	A2 (5)	4,796,300
2,150	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, WakeMed, Refunding Series 2012A, 5.000%, 10/01/38 (Pre-refunded 10/01/22)	10/22 at 100.00	A2 (5)	2,211,813
2,150	North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue Bonds, Aldersgate United Retirement Community Inc., Refunding Series 2017A, 5.000%, 7/01/47	7/27 at 100.00	N/R	2,312,110
1,690	North Carolina Turnpike Authority, Monroe Expressway Toll Revenue Bonds, Series 2017A, 5.000%, 7/01/54	7/26 at 100.00	Baa3	1,867,636
1,625	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Senior Lien Series 2019, 4.000%, 1/01/55 – AGM Insured	1/30 at 100.00	BBB	1,813,695
22,340	Total North Carolina			23,154,154
	North Dakota – 1.9% (1.2% of Total Investments)
9,950	Cass County, North Dakota, Health Care Facilities Revenue Bonds, Essential Health Obligated Group, Series 2018B, 4.250%, 2/15/48	2/28 at 100.00	A-	11,025,993
4,525	Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru Health System Obligated Group, Series 2017A, 5.000%, 12/01/42	12/27 at 100.00	BBB-	5,231,715
1,000	Grand Forks, North Dakota, Senior Housing & Nursing Facilities Revenue Bonds, Valley Homes and Services Obligated Group, Series 2017, 5.000%, 12/01/36	12/26 at 100.00	N/R	1,028,420
4,125	North Dakota Housing Finance Agency, Home Mortgage Finance Program Bonds, Series 2020B, 2.500%, 7/01/44	1/30 at 100.00	Aa1	3,973,406
	Ward County Health Care, North Dakota, Revenue Bonds, Trinity Obligated Group, Series 2017C:
10,000	5.000%, 6/01/38	6/28 at 100.00	BBB-	11,527,300
28,050	5.000%, 6/01/53	6/28 at 100.00	BBB-	31,690,890
2,535	Williston, North Dakota, Multifamily Housing Revenue Bonds, Eagle Crest Apartments LLC Project, Series 2013, 7.750%, 9/01/38 (4)	9/23 at 100.00	N/R	1,368,900
60,185	Total North Dakota			65,846,624
	Ohio – 9.3% (5.8% of Total Investments)
2,000	Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Facilities Revenue Bonds, Summa Health Obligated Group, Refunding Series 2020, 3.000%, 11/15/40	11/30 at 100.00	BBB+	2,010,880
4,185	Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Revenue Bonds, Children's Hospital Medical Center, Improvement & Refunding Series 2012, 5.000%, 11/15/42	5/22 at 100.00	A1	4,235,806

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Ohio (continued)
	Allen County, Ohio, Hospital Facilities Revenue Bonds, Catholic Health Partners, Refunding and Improvement Series 2012A:
$2,740	4.000%, 5/01/33 (Pre-refunded 5/01/22)	5/22 at 100.00	A+ (5)	$2,764,715
1,930	5.000%, 5/01/33 (Pre-refunded 5/01/22)	5/22 at 100.00	A+ (5)	1,952,176
3,405	5.000%, 5/01/42 (Pre-refunded 5/01/22)	5/22 at 100.00	A+ (5)	3,444,123
70,220	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Capital Appreciation Series 2020B-3 Class 2, 0.000%, 6/01/57	6/30 at 22.36	N/R	11,016,816
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020A-2 Class 1:
42,930	3.000%, 6/01/48	6/30 at 100.00	BBB+	41,334,292
8,035	4.000%, 6/01/48	6/30 at 100.00	BBB+	8,678,443
45,130	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020B-2 Class 2, 5.000%, 6/01/55	6/30 at 100.00	N/R	49,640,292
10,000	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien Series 2007A-3, 6.250%, 6/01/37 (Pre-refunded 6/01/22)	6/22 at 100.00	N/R (5)	10,193,200
	Centerville, Ohio Health Care Improvement Revenue Bonds, Graceworks Lutheran Services, Refunding & Improvement Series 2017:
2,750	5.250%, 11/01/37	11/27 at 100.00	N/R	2,996,922
3,200	5.250%, 11/01/47	11/27 at 100.00	N/R	3,442,464
3,345	Cleveland Heights-University Heights City School District, Ohio, General Obligation Bonds, School Improvement Series 2014, 5.000%, 12/01/51 (Pre-refunded 6/01/23)	6/23 at 100.00	A1 (5)	3,532,654
5,000	County of Lucas, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series 2018A, 5.250%, 11/15/48	11/28 at 100.00	Baa3	5,866,900
37,150	Cuyahoga County, Ohio, Certificates of Participation, Convention Hotel Project, Series 2014, 4.375%, 12/01/44 (UB) (6)	6/24 at 100.00	A1	38,891,220
	Darke County, Ohio, Hospital Facilities Revenue Bonds, Wayne Healthcare Project, Series 2019A:
1,165	4.000%, 9/01/40	9/29 at 100.00	BB+	1,220,943
1,750	4.000%, 9/01/45	9/29 at 100.00	BB+	1,818,793
2,000	5.000%, 9/01/49	9/29 at 100.00	BB+	2,236,800
6,840	Franklin County Convention Facilities Authority, Ohio, Hotel Project Revenue Bonds, Greater Columbus Convention Center Hotel Expansion Project, Series 2019, 5.000%, 12/01/51	12/29 at 100.00	BBB-	7,501,154
7,870	Franklin County, Ohio, Hospital Revenue Bonds, Nationwide Children's Hospital Project, Improvement Series 2012A, 5.000%, 11/01/42	5/22 at 100.00	Aa2	7,958,616
3,985	Franklin County, Ohio, Revenue Bonds, Trinity Health Credit Group, Series 2017A, 3.250%, 12/01/42	12/27 at 100.00	AA-	4,222,506
6,425	JobsOhio Beverage System, Ohio, Statewide Liquor Profits Revenue Bonds, Senior Lien Series 2013A, 5.000%, 1/01/38 (Pre-refunded 1/01/23) (UB) (6)	1/23 at 100.00	Aa3 (5)	6,680,779

NVG	Nuveen AMT-Free Municipal Credit Income Fund (continued)
Portfolio of Investments January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Ohio (continued)
	JobsOhio Beverage System, Ohio, Statewide Senior Lien Liquor Profits Revenue Bonds, Tender Option Bond Trust 2016-XG0052:
$390	17.852%, 1/01/38 (Pre-refunded 1/01/23), 144A (IF)	1/23 at 100.00	Aa3 (5)	$451,640
1,750	17.976%, 1/01/38 (Pre-refunded 1/01/23), 144A (IF)	1/23 at 100.00	Aa3 (5)	2,028,565
625	17.985%, 1/01/38 (Pre-refunded 1/01/23), 144A (IF)	1/23 at 100.00	Aa3 (5)	724,538
1,250	17.985%, 1/01/38 (Pre-refunded 1/01/23), 144A (IF)	1/23 at 100.00	Aa3 (5)	1,449,075
1,725	17.985%, 1/01/38 (Pre-refunded 1/01/23), 144A (IF)	1/23 at 100.00	Aa3 (5)	1,999,724
2,000	17.985%, 1/01/38 (Pre-refunded 1/01/23), 144A (IF)	1/23 at 100.00	Aa3 (5)	2,318,520
	Middletown City School District, Butler County, Ohio, General Obligation Bonds, Refunding Series 2007:
4,380	5.250%, 12/01/27 – AGM Insured	No Opt. Call	A2	5,235,633
6,000	5.250%, 12/01/31 – AGM Insured	No Opt. Call	A2	7,565,040
12,000	Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis HealthCare System Obligated Group Project, Series 2013, 5.000%, 2/15/48	2/23 at 100.00	Ba2	12,329,760
8,500	Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/22	No Opt. Call	N/R	10,625
1,050	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009B, 3.100%, 3/01/23	No Opt. Call	N/R	1,313
2,020	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Corporation Project, Refunding Series 2010B, 3.750%, 6/01/33 (4)	No Opt. Call	N/R	2,525
1,000	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2005B, 3.125%, 1/01/34 (4)	No Opt. Call	N/R	1,250
20,765	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2009A, 4.375%, 6/01/33 (Mandatory Put 6/01/22)	No Opt. Call	N/R	20,933,196
490	Ohio Higher Educational Facility Commission, Senior Hospital Parking Revenue Bonds, University Circle Incorporated 2020 Project, Series 2020, 5.000%, 1/15/50	1/30 at 100.00	A3	569,782
1,240	Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and Infrastructutre Commission Infrastructure Projects, Junior Lien, Capital Appreciation Series 2013A-3, 5.800%, 2/15/36 (8)	2/31 at 100.00	A+	1,509,266
4,995	Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and Infrastructutre Commission Infrastructure Projects, Junior Lien, Current Interest Series 2013A-1, 5.000%, 2/15/48 (Pre-refunded 2/15/23)	2/23 at 100.00	A+ (5)	5,216,528
1,610	Ohio Water Development Authority, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generating Corporation Project, Refunding Series 2010C, 4.000%, 6/01/33	No Opt. Call	N/R	2,013
1,130	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006B, 4.000%, 12/01/33 (4)	No Opt. Call	N/R	1,413
20,405	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2009A, 4.375%, 6/01/33 (Mandatory Put 6/01/22)	No Opt. Call	N/R	20,570,280
20,480	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010B, 4.375%, 6/01/33 (Mandatory Put 6/01/22)	No Opt. Call	N/R	20,645,888

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Ohio (continued)
$3,000	Port of Greater Cincinnati Development Authority, Ohio, Special Obligation Tax Increment Financing Revenue Bonds, Cooperative Township Public Parking Project, Gallery at Kenwood, Senior Lien Series 2019A, 5.000%, 11/01/51	11/30 at 100.00	N/R	$2,969,730
	Southeastern Ohio Port Authority, Hosptial Facilities Revenue Bonds, Memorial Health System Obligated Group Project, Refunding and Improvement Series 2012:
1,095	5.750%, 12/01/32	12/22 at 100.00	BB-	1,123,109
870	6.000%, 12/01/42	12/22 at 100.00	BB-	892,028
1,330	Tuscarawas County Economic Development and Finance Alliance, Ohio, Higher Education Facilities Revenue Bonds, Ashland University, Refunding & Improvement Series 2015, 6.000%, 3/01/45	3/25 at 100.00	N/R	1,418,232
392,155	Total Ohio			331,610,167
	Oklahoma – 0.6% (0.4% of Total Investments)
	Oklahoma Development Finance Authority, Health System Revenue Bonds, OU Medicine Project, Series 2018B:
5,290	5.500%, 8/15/52	8/28 at 100.00	BB+	6,357,575
10,600	5.500%, 8/15/57	8/28 at 100.00	BB+	12,717,774
2,340	Tulsa County Industrial Authority, Oklahoma, Senior Living Community Revenue Bonds, Montereau, Inc Project, Refunding Series 2017, 5.250%, 11/15/45	11/25 at 102.00	BBB-	2,590,169
18,230	Total Oklahoma			21,665,518
	Oregon – 0.1% (0.1% of Total Investments)
	Clackamas County Hospital Facility Authority, Oregon, Revenue Bonds, Rose Villa Inc., Series 2020A:
500	5.125%, 11/15/40	11/25 at 102.00	N/R	541,410
220	5.250%, 11/15/50	11/25 at 102.00	N/R	237,959
315	5.375%, 11/15/55	11/25 at 102.00	N/R	341,513
	Multnomah County Hospital Facilities Authority, Oregon, Revenue Bonds, Mirabella South Waterfront, Refunding Series 2014A:
1,000	5.400%, 10/01/44	10/24 at 100.00	N/R	1,057,800
800	5.500%, 10/01/49	10/24 at 100.00	N/R	846,792
2,835	Total Oregon			3,025,474
	Pennsylvania – 6.0% (3.7% of Total Investments)
14,855	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, Allegheny Health Network Obligated Group Issue, Series 2018A, 4.000%, 4/01/44	4/28 at 100.00	A	16,146,642
2,540	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, City Center Refunding Project, Series 2017, 5.000%, 5/01/42, 144A	5/27 at 100.00	Ba3	2,833,141
	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A:
13,235	4.375%, 1/01/35 (Mandatory Put 7/01/22)	No Opt. Call	N/R	13,359,674
3,145	3.500%, 4/01/41 (4)	No Opt. Call	N/R	3,931
1,245	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2005A, 4.000%, 1/01/35 (4)	No Opt. Call	N/R	1,556

NVG	Nuveen AMT-Free Municipal Credit Income Fund (continued)
Portfolio of Investments January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
$1,240	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35 (4)	No Opt. Call	N/R	$1,550
9,365	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Generation Project, Series 2008B, 3.750%, 10/01/47 (Mandatory Put 4/01/21)	4/31 at 100.00	N/R	9,358,819
21,945	Berks County Industrial Development Authority, Pennsylvania, Health System Revenue Bonds, Tower Health Project, Series 2017, 5.000%, 11/01/50	11/27 at 100.00	B+	23,250,727
	Bucks County Industrial Development Authority, Pennsylvania, Revenue Bonds, School Lane Charter School Project, Series 2016:
2,410	5.125%, 3/15/36	3/27 at 100.00	BBB-	2,712,672
6,420	5.125%, 3/15/46	3/27 at 100.00	BBB-	7,150,147
10,850	Commonwealth Financing Authority, Pennsylvania, State Appropriation Lease Bonds, Master Settlement, Series 2018, 4.000%, 6/01/39 – AGM Insured (UB) (6)	6/28 at 100.00	A1	12,048,166
	Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Diakon Lutheran Social Ministries Project, Series 2015:
170	5.000%, 1/01/29 (Pre-refunded 1/01/25)	1/25 at 100.00	N/R (5)	188,267
395	5.000%, 1/01/29 (Pre-refunded 1/01/25)	1/25 at 100.00	N/R (5)	437,443
435	5.000%, 1/01/29	1/25 at 100.00	N/R	475,111
7,665	Dauphin County General Authority, Pennsylvania, Health System Revenue Bonds, Pinnacle Health System Project, Series 2012A, 5.000%, 6/01/42	6/22 at 100.00	A	7,773,996
3,000	Dubois Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Penn Highlands Healthcare, Series 2018, 5.000%, 7/15/48	1/28 at 100.00	A-	3,455,460
1,250	Lancaster County Hospital Authority, Pennsylvania, Revenue Bonds, Landis Homes Retirement Community Project, Refunding Series 2015A, 5.000%, 7/01/45	7/25 at 100.00	BBB-	1,331,350
	Lehigh County Authority, Pennsylvania, Water and Sewer Revenue Bonds, Allentown Concession, Series 2013A:
695	5.125%, 12/01/47	12/23 at 100.00	A	742,462
815	5.125%, 12/01/47 (Pre-refunded 12/01/23)	12/23 at 100.00	N/R (5)	875,579
	Montgomery County Industrial Development Authority, Pennsylvania, Health System Revenue Bonds, Albert Einstein Healthcare Network Issue, Series 2015A:
11,030	5.250%, 1/15/45	1/25 at 100.00	Ba1	12,295,803
1,200	5.250%, 1/15/46	1/25 at 100.00	Ba1	1,336,164
10,765	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Refunding Bonds, PPL Energy Supply, LLC Project, Series 2009A, 6.400%, 12/01/38	9/25 at 100.00	CCC	7,903,555
3,500	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2019-131A, 3.100%, 10/01/44	4/29 at 100.00	AA+	3,574,480
3,415	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Social Series 2021-135A, 2.500%, 10/01/50	10/30 at 100.00	AA+	3,134,424
13,540	Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue Bonds, Senior Series 2018A, 5.250%, 12/01/44	12/28 at 100.00	Aa3	16,904,148
3,705	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2015A-1, 5.000%, 12/01/45	6/25 at 100.00	A+	4,113,439
6,450	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2018A-2, 5.000%, 12/01/43	12/28 at 100.00	A1	7,712,652

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
$11,000	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2009C, 6.250%, 6/01/33 – AGM Insured	6/26 at 100.00	A2	$13,227,610
15,000	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2015B-1, 5.000%, 12/01/45	12/25 at 100.00	A3	16,810,350
5,000	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2019A, 4.000%, 12/01/49	12/29 at 100.00	A3	5,509,150
10,305	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital Revenue Bonds, Temple University Health System Obligated Group, Series 2012A, 5.625%, 7/01/42	7/22 at 100.00	Ba1	10,506,978
5,790	Susquehanna Area Regional Airport Authority, Pennsylvania, Airport System Revenue Bonds, Series 2012B, 4.000%, 1/01/33	1/23 at 100.00	Baa3	5,872,044
202,375	Total Pennsylvania			211,047,490
	Puerto Rico – 4.8% (3.0% of Total Investments)
4,934	Cofina Class 2 Trust Tax-Exempt Class 2047, Puerto Rico. Unit Exchanged From Cusip 74529JAN5, 0.000%, 8/01/47	No Opt. Call	N/R	1,666,922
9,761	Cofina Class 2 Trust Tax-Exempt Class 2054, Puerto Rico. Unit Exchanged From Cusip 74529JAP0, 0.000%, 8/01/54	No Opt. Call	N/R	2,347,601
10,280	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Refunding Senior Lien Forward Delivery Series 2022A, 5.000%, 7/01/37, 144A (WI/DD, Settling 6/15/22)	7/32 at 100.00	N/R	12,620,242
26,925	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Refunding Senior Lien Series 2020A, 5.000%, 7/01/47, 144A	7/30 at 100.00	N/R	31,610,758
	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Refunding Senior Lien Series 2021B:
1,910	5.000%, 7/01/37, 144A	7/31 at 100.00	N/R	2,347,619
7,510	4.000%, 7/01/42, 144A	7/31 at 100.00	N/R	8,450,327
8,070	4.000%, 7/01/47, 144A	7/31 at 100.00	N/R	8,953,826
600	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2004J, 5.000%, 7/01/29 – NPFG Insured	3/22 at 100.00	Baa2	609,546
695	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 1998A, 5.125%, 6/01/24 – AMBAC Insured	No Opt. Call	AA+	726,629
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
3,014	0.000%, 7/01/31	7/28 at 91.88	N/R	2,354,477
9,828	0.000%, 7/01/33	7/28 at 86.06	N/R	7,140,632
260	4.500%, 7/01/34	7/25 at 100.00	N/R	277,969
10,866	0.000%, 7/01/46	7/28 at 41.38	N/R	3,541,447
19,269	0.000%, 7/01/51	7/28 at 30.01	N/R	4,537,850
19,524	4.750%, 7/01/53	7/28 at 100.00	N/R	21,478,352
25,607	5.000%, 7/01/58	7/28 at 100.00	N/R	28,526,710
723	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured Cofina Project Series 2019B-2, 4.536%, 7/01/53	7/28 at 100.00	N/R	786,414

NVG	Nuveen AMT-Free Municipal Credit Income Fund (continued)
Portfolio of Investments January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Puerto Rico (continued)
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Taxable Restructured Cofina Project Series 2019A-2:
$7,857	4.329%, 7/01/40	7/28 at 100.00	N/R	$8,548,337
11,681	4.329%, 7/01/40	7/28 at 100.00	N/R	12,708,811
10,267	4.784%, 7/01/58	7/28 at 100.00	N/R	11,277,889
189,581	Total Puerto Rico			170,512,358
	Rhode Island – 1.8% (1.1% of Total Investments)
1,000	Rhode Island Health and Educational Building Corporation, Revenue Bonds, Care New England Health System, Series 2013A, 6.000%, 9/01/33 (Pre-refunded 9/01/23)	9/23 at 100.00	N/R (5)	1,080,440
3,425	Rhode Island Housing & Mortgage Finance Corporation, Homeownership Opportunity Bond Program, 2019 Series 71, 3.100%, 10/01/44	4/29 at 100.00	AA+	3,520,352
10,445	Rhode Island Housing & Mortgage Finance Corporation, Homeownership Opportunity Bond Program, 2022 Series 76A, 2.550%, 10/01/42 (WI/DD, Settling 2/10/22)	4/31 at 100.00	N/R	9,948,654
292,435	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2007A, 0.000%, 6/01/52	2/22 at 16.68	CCC-	49,716,874
307,305	Total Rhode Island			64,266,320
	South Carolina – 3.1% (1.9% of Total Investments)
7,600	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 2004A-2, 0.000%, 1/01/31 – AMBAC Insured	No Opt. Call	A-	6,147,716
	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds, Bishop Gadsden Episcopal Retirement Community, Series 2019A:
890	5.000%, 4/01/49	4/26 at 103.00	BBB-	990,472
1,165	4.000%, 4/01/54	4/26 at 103.00	BBB-	1,236,473
1,630	5.000%, 4/01/54	4/26 at 103.00	BBB-	1,810,001
	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds, Hilton Head Christian Academy, Series 2020:
405	5.000%, 1/01/40, 144A	1/30 at 100.00	N/R	429,126
1,000	5.000%, 1/01/55, 144A	1/30 at 100.00	N/R	1,041,050
	South Carolina Jobs-Economic Development Authority, Health Facilities Revenue Bonds, Lutheran Homes of South Carolina Inc., Refunding Series 2017B:
1,000	5.000%, 5/01/37	5/23 at 104.00	N/R	1,037,730
750	5.000%, 5/01/42	5/23 at 104.00	N/R	767,648
4,000	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, Prisma Health Obligated Group, Series 2018A, 5.000%, 5/01/48	5/28 at 100.00	A3	4,632,640
	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding & Improvement Series 2015A:
11,615	5.000%, 12/01/50	6/25 at 100.00	A-	13,390,469
34,000	5.000%, 12/01/50 (UB) (6)	6/25 at 100.00	A-	39,197,240
8,630	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding & Improvement Series 2020A, 5.000%, 12/01/43	12/30 at 100.00	A-	10,600,574
5,075	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding Series 2014C, 5.000%, 12/01/46	12/24 at 100.00	A-	5,761,292

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	South Carolina (continued)
$1,310	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Series 2013A, 5.125%, 12/01/43	12/23 at 100.00	A-	$1,436,756
10,300	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Series 2014A, 5.500%, 12/01/54	6/24 at 100.00	A-	11,600,272
10,250	Spartanburg Regional Health Services District, Inc., South Carolina, Hosptial Revenue Bonds, Refunding Series 2012A, 5.000%, 4/15/32	4/22 at 100.00	A3	10,344,197
99,620	Total South Carolina			110,423,656
	South Dakota – 1.1% (0.7% of Total Investments)
15,000	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Avera Health, Refunding Series 2017, 5.000%, 7/01/46	7/27 at 100.00	A1	17,487,150
11,400	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Monument Health, Inc., Series 2020A, 4.000%, 9/01/50	9/30 at 100.00	A1	12,708,150
3,765	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Regional Health, Refunding Series 2017, 5.000%, 9/01/40	9/27 at 100.00	A1	4,369,282
6,000	South Dakota Housing Development Authority, Homeownership Mortgage Revenue Bonds, Series 2022B, 2.500%, 11/01/42 (WI/DD, Settling 2/10/22)	11/30 at 100.00	N/R	5,730,900
36,165	Total South Dakota			40,295,482
	Tennessee – 0.7% (0.4% of Total Investments)
12,895	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Revenue Bonds, Catholic Health Initiatives, Series 2013A, 5.250%, 1/01/45 (Pre-refunded 1/01/23)	1/23 at 100.00	BBB+ (5)	13,422,019
1,850	Chattanooga-Hamilton County Hospital Authority, Tennessee, Hospital Revenue Bonds, Erlanger Health System, Refunding Series 2014A, 5.000%, 10/01/39	10/24 at 100.00	Baa3	2,021,180
2,000	Knox County Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Bonds, East Tennessee Children's Hospital, Series 2019, 4.000%, 11/15/48	2/29 at 100.00	A	2,184,400
2,645	Memphis/Shelby County Economic Development Growth Engine Industrial Development Board, Tennessee, Tax Increment Revenue Bonds, Graceland Project, Senior Series 2017A, 5.500%, 7/01/37	7/27 at 100.00	N/R	2,379,945
3,560	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Knowledge Academy Charter School, Series 2017A, 5.500%, 6/15/37, 144A (4)	6/27 at 100.00	N/R	1,958,000
975	Tennessee Housing Development Agency, Residential Finance Program Bonds, Series 2020-3A, 2.550%, 1/01/45	7/29 at 100.00	AA+	950,644
10,000	The Health and Educational Facilities Board of the City of Franklin, Tennessee, Revenue Bonds, Provision Cares Proton Therapy Center, Nashville Project, Series 2017A, 7.500%, 6/01/47, 144A (4)	6/27 at 100.00	N/R	2,700,000
33,925	Total Tennessee			25,616,188
	Texas – 11.1% (6.9% of Total Investments)
3,520	Aubrey, Denton County, Texas, Special Assessment Revenue Bonds, Jackson Ridge Public Improvement District Phase 1 Project, Series 2015, 7.250%, 9/01/45	9/23 at 103.00	N/R	3,715,325
2,980	Aubrey, Denton County, Texas, Special Assessment Revenue Bonds, Jackson Ridge Public Improvement District Phases 2-3 Major Improvements Project, Series 2015, 8.250%, 9/01/40	9/23 at 103.00	N/R	3,141,367
5,480	Austin, Texas, Electric Utility System Revenue Bonds, Refunding Series 2015A, 5.000%, 11/15/45 (UB) (6)	11/25 at 100.00	Aa3	6,092,280

NVG	Nuveen AMT-Free Municipal Credit Income Fund (continued)
Portfolio of Investments January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
$2,500	Board of Managers, Joint Guadalupe County-Seguin City Hospital, Texas, Hospital Mortgage Revenue Bonds, Refunding & Improvement Series 2015, 5.000%, 12/01/45	12/25 at 100.00	BB	$2,633,500
2,280	Celina, Texas, Special Assessment Revenue Bonds, Sutton Fields II Public Improvement District Neighborhood Improvement Area 1 Project, Series 2015, 7.250%, 9/01/45	3/23 at 103.00	N/R	2,374,597
4,055	Celina, Texas, Special Assessment Revenue Bonds, Sutton Fields II Public Improvement District Neighborhood Improvement Areas 2-5 Major Improvement Project, Series 2015, 8.250%, 9/01/40	3/23 at 103.00	N/R	4,218,335
370	Celina, Texas, Special Assessment Revenue Bonds, Wells South Public Improvement District Neighborhood Improvement Area 1 Project, Series 2015, 6.250%, 9/01/45	9/24 at 100.00	N/R	382,946
	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2020A:
3,000	5.000%, 1/01/44	1/30 at 100.00	Baa1	3,575,760
3,940	5.000%, 1/01/49	1/30 at 100.00	Baa1	4,662,951
3,335	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2020E, 5.000%, 1/01/45	1/30 at 100.00	Baa1	3,965,315
13,685	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien, Series 2015A, 5.000%, 1/01/45 (Pre-refunded 7/01/25)	7/25 at 100.00	Baa1 (5)	15,411,089
6,375	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien, Series 2016, 3.375%, 1/01/41	1/26 at 100.00	Baa1	6,584,419
270	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Idea Public Schools, Series 2012, 3.750%, 8/15/22	No Opt. Call	A-	274,582
	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Uplift Education Charter School, Series 2013A:
765	4.350%, 12/01/42	12/22 at 100.00	BBB-	775,802
685	4.400%, 12/01/47	12/22 at 100.00	BBB-	694,330
4,000	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Uplift Education Charter School, Series 2015A, 5.000%, 12/01/45	6/25 at 100.00	BBB-	4,327,280
	Club Municipal Management District 1, Texas, Special Assessment Revenue Bonds, Improvement Area 1 Project, Series 2016:
525	5.750%, 9/01/28	9/23 at 103.00	N/R	563,325
745	6.500%, 9/01/46	9/23 at 103.00	N/R	799,482
2,520	Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health System, Series 2013A, 6.375%, 9/01/42 (Pre-refunded 9/01/23)	9/23 at 100.00	N/R (5)	2,729,160
400	Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health System, Series 2014A, 5.250%, 9/01/44	9/24 at 100.00	BBB-	433,688
1,255	Fort Bend County Industrial Development Corporation, Texas, Revenue Bonds, NRG Energy Inc. Project, Series 2012A. RMKT, 4.750%, 5/01/38	11/22 at 100.00	Baa2	1,286,149
8,920	Fort Bend County Industrial Development Corporation, Texas, Revenue Bonds, NRG Energy Inc. Project, Series 2012B, 4.750%, 11/01/42	11/22 at 100.00	Baa2	9,142,732
6,660	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Refunding First Tier Series 2020C, 4.000%, 10/01/49	4/30 at 100.00	A2	7,400,525
	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Subordinate Lien Series 2013B:
20,000	5.250%, 10/01/51 (Pre-refunded 10/01/23)	10/23 at 100.00	AA (5)	21,429,400
10,000	5.000%, 4/01/53 (Pre-refunded 10/01/23) (UB) (6)	10/23 at 100.00	AA (5)	10,673,500

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
$5,470	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Tender Option Bond Trust 2015-XF0228, 18.078%, 11/01/44 (Pre-refunded 10/01/23), 144A (IF)	10/23 at 100.00	AA (5)	$6,944,165
4,255	Harris County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, Houston Methodist Hospital System, Series 2015, 5.000%, 12/01/45	6/25 at 100.00	AA	4,724,071
4,080	Harris County, Texas, General Obligtion Toll Road Revenue Bonds, Tender Option Bond Trust 2015-XF0074, 14.383%, 8/15/32 – AGM Insured, 144A (IF)	No Opt. Call	AAA	8,215,529
6,000	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Capital Appreciation Refunding Senior Lien Series 2014A, 0.000%, 11/15/48	11/31 at 44.13	A2	1,892,880
6,000	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding Senior Lien Series 2014A, 5.000%, 11/15/53	11/24 at 100.00	BBB	6,549,900
	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Third Lien Series 2004A-3:
1,940	0.000%, 11/15/34 (Pre-refunded 11/15/24) – NPFG Insured	11/24 at 55.69	Baa2 (5)	1,040,228
14,055	0.000%, 11/15/34 – NPFG Insured	11/24 at 55.69	BB	7,113,938
	Hidalgo County Regional Mobility Authority, Texas, Toll and Vehicle Registration Fee Revenue Bonds, Senior Lien Series 2022A:
2,295	0.000%, 12/01/42 (WI/DD, Settling 2/10/22)	12/31 at 68.27	N/R	1,074,588
3,000	0.000%, 12/01/43 (WI/DD, Settling 2/10/22)	12/31 at 65.48	N/R	1,337,100
3,000	0.000%, 12/01/44 (WI/DD, Settling 2/10/22)	12/31 at 62.57	N/R	1,265,580
4,000	0.000%, 12/01/45 (WI/DD, Settling 2/10/22)	12/31 at 59.85	N/R	1,602,160
6,000	0.000%, 12/01/46 (WI/DD, Settling 2/10/22)	12/31 at 57.36	N/R	2,290,260
6,675	0.000%, 12/01/47 (WI/DD, Settling 2/10/22)	12/31 at 55.10	N/R	2,438,511
7,095	0.000%, 12/01/48 (WI/DD, Settling 2/10/22)	12/31 at 52.91	N/R	2,479,703
7,550	0.000%, 12/01/49 (WI/DD, Settling 2/10/22)	12/31 at 50.78	N/R	2,523,437
5,140	0.000%, 12/01/50 (WI/DD, Settling 2/10/22)	12/31 at 48.73	N/R	1,642,281
4,000	0.000%, 12/01/51 (WI/DD, Settling 2/10/22)	12/31 at 46.73	N/R	1,221,240
5,000	Houston Higher Education Finance Corporation, Texas, Education Revenue Bonds, KIPP, Inc., Refunding Series 2015, 4.000%, 8/15/44	8/25 at 100.00	AAA	5,216,200
	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment Project, Series 2001B:
4,130	0.000%, 9/01/26 – AMBAC Insured	No Opt. Call	A2	3,778,454
4,865	0.000%, 9/01/27 – AGM Insured	No Opt. Call	A2	4,336,758
4,715	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Refunding Series 2015, 5.000%, 9/01/40	9/24 at 100.00	A	5,102,950
17,000	Houston, Texas, Water and Sewerage System Revenue Bonds, Refunding Junior Lien Series 2002A, 5.750%, 12/01/32 – AGM Insured (ETM)	No Opt. Call	A2 (5)	23,823,970
940	Kerrville Health Facilities Development Corporation, Texas, Revenue Bonds, Sid Peterson Memorial Hospital Project, Series 2015, 5.000%, 8/15/30	8/25 at 100.00	A-	1,047,414
1,000	Lower Colorado River Authority, Texas, Transmission Contract Revenue Bonds, LCRA Transmission Services Corporation Project, Refunding Series 2015, 5.000%, 5/15/45	5/25 at 100.00	A	1,100,510
	McCamey County Hospital District, Texas, General Obligation Bonds, Series 2013:
3,095	5.750%, 12/01/33	12/25 at 100.00	B1	3,292,554
3,125	6.125%, 12/01/38	12/25 at 100.00	B1	3,345,188

NVG	Nuveen AMT-Free Municipal Credit Income Fund (continued)
Portfolio of Investments January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	Montgomery County Toll Road Authority, Texas, Toll Road Revenue Bonds, Senior Lien Series 2018:
$1,900	5.000%, 9/15/43	9/25 at 100.00	BBB-	$2,087,055
1,785	5.000%, 9/15/48	9/25 at 100.00	BBB-	1,954,040
	New Hope Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Legacy at Willow Bend Project, Series 2016:
2,335	5.000%, 11/01/46	11/23 at 103.00	BBB-	2,474,493
6,015	5.000%, 11/01/51	11/23 at 103.00	BBB-	6,369,043
745	New Hope Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Wesleyan Homes, Inc. Project, Series 2014, 5.500%, 1/01/43	1/25 at 100.00	N/R	766,940
210	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Corpus Christi II, L.L.C.-Texas A&M University-Corpus Christi Project, Series, 5.000%, 4/01/48 (Pre-refunded 4/01/26)	4/26 at 100.00	N/R (5)	240,845
4,530	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation - College Station I LLC - Texas A&M University Project, Series 2014A, 4.100%, 4/01/34 – AGM Insured	4/24 at 100.00	A2	4,744,949
820	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation - San Antonio 1, L.L.C. - Texas A&M University - San Antonio Project,, 5.000%, 4/01/48 (Pre-refunded 4/01/26)	4/26 at 100.00	N/R (5)	940,442
	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation - Stephenville II, L.L.C. - Tarleton State University Project, Series:
1,000	5.000%, 4/01/34 (Pre-refunded 4/01/24)	4/24 at 100.00	N/R (5)	1,083,210
2,200	5.000%, 4/01/39 (Pre-refunded 4/01/24)	4/24 at 100.00	N/R (5)	2,383,062
1,600	5.000%, 4/01/46 (Pre-refunded 4/01/24)	4/24 at 100.00	N/R (5)	1,733,136
5,540	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Galveston-Texas A&M University at Galveston Project, Series 2014A, 5.000%, 4/01/39 (Pre-refunded 4/01/24)	4/24 at 100.00	N/R (5)	6,000,983
	North Texas Tollway Authority, Special Projects System Revenue Bonds, Convertible Capital Appreciation Series 2011C:
2,590	0.000%, 9/01/43 (Pre-refunded 9/01/31) (8)	9/31 at 100.00	N/R (5)	3,486,347
3,910	6.750%, 9/01/45 (Pre-refunded 9/01/31)	9/31 at 100.00	N/R (5)	5,640,449
6,155	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2015B, 5.000%, 1/01/40	1/23 at 100.00	A+	6,387,905
2,000	North Texas Tollway Authority, System Revenue Bonds, Refunding Second Tier, Series 2015A, 5.000%, 1/01/38	1/25 at 100.00	A	2,194,980
610	Reagan Hospital District of Reagan County, Texas, Limited Tax Revenue Bonds, Series 2014A, 5.125%, 2/01/39	2/24 at 100.00	Ba1	640,933
1,000	Red River Education Finance Corporation, Texas, Higher Education Revenue Bonds, Saint Edward's University Project, Series 2016, 4.000%, 6/01/41	6/26 at 100.00	BBB	1,066,320
1,870	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Hendrick Medical Center, Refunding Series 2013, 5.500%, 9/01/43 (Pre-refunded 9/01/23)	9/23 at 100.00	A3 (5)	2,003,630
17,640	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Scott & White Healthcare Project, Series 2016A, 5.000%, 11/15/45 (UB) (6)	5/26 at 100.00	AA-	20,052,623

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
$4,565	Texas City Industrial Development Corporation, Texas, Industrial Development Revenue Bonds, NRG Energy, inc. Project, Fixed Rate Series 2012, 4.125%, 12/01/45	2/25 at 100.00	Baa2	$4,870,444
3,145	Texas Department of Housing and Community Affairs, Single Family Mortgage Revenue Bonds, Series 2018A, 4.250%, 9/01/43	9/27 at 100.00	AA+	3,325,838
	Texas Department of Housing and Community Affairs, Single Family Mortgage Revenue Bonds, Series 2021A:
7,245	2.250%, 9/01/46	3/30 at 100.00	AA+	6,505,648
6,990	2.350%, 9/01/51	3/30 at 100.00	AA+	6,187,408
	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635 Managed Lanes Project, Refunding Series 2020A:
5,810	4.000%, 12/31/36	12/30 at 100.00	BBB-	6,547,579
2,735	4.000%, 6/30/37	12/30 at 100.00	BBB-	3,079,555
3,175	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, Refunding First Tier Series 2012A, 5.000%, 8/15/41 (Pre-refunded 8/15/22)	8/22 at 100.00	A3 (5)	3,251,581
	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, Refunding First Tier Series 2015B:
11,280	0.000%, 8/15/36	8/24 at 59.60	A3	6,409,183
10,000	0.000%, 8/15/37	8/24 at 56.94	A3	5,415,900
	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, Refunding Second Tier Series 2015C:
5,000	5.000%, 8/15/37	8/24 at 100.00	Baa1	5,457,400
31,810	5.000%, 8/15/42	8/24 at 100.00	Baa1	34,723,160
7,500	Texas Transportation Commission, State Highway 249 System Revenue Bonds, First Tier Toll Series 2019A, 5.000%, 8/01/57	2/29 at 100.00	Baa3	8,475,150
4,400	Texas Turnpike Authority, Central Texas Turnpike System Revenue Bonds, First Tier Series 2002A, 0.000%, 8/15/25 – AMBAC Insured	No Opt. Call	A3	4,178,020
1,415	Ysleta Independent School District Public Facility Corporation, Texas, Lease Revenue Refunding Bonds, Series 2001, 5.375%, 11/15/24 – AMBAC Insured	5/22 at 100.00	AA-	1,434,852
412,215	Total Texas			394,800,511
	Utah – 0.2% (0.1% of Total Investments)
	Black Desert Public Infrastructure District, Limited Tax General Obligation Bonds, Series 2021A:
510	3.750%, 3/01/41, 144A	9/26 at 103.00	N/R	500,534
1,095	4.000%, 3/01/51, 144A	9/26 at 103.00	N/R	1,074,053
3,360	MIDA Military Installation Development Authority Golf and Equestrian Center Public Infrastructure District, Utah, Limited Tax and Tax Allocation Revenue Bonds, Series 2021, 4.625%, 6/01/57, 144A	12/26 at 103.00	N/R	3,194,554
500	Red Bridge Public Infrastructure District 1, Utah, Limited Tax General Obligation Bonds, Series 2021A, 4.375%, 2/01/51, 144A	2/26 at 103.00	N/R	503,700
5,465	Total Utah			5,272,841

NVG	Nuveen AMT-Free Municipal Credit Income Fund (continued)
Portfolio of Investments January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Vermont – 0.1% (0.0% of Total Investments)
$1,835	Vermont Economic Development Authority, Mortgage Revenue Bonds, Wake Robin Corporation Project, Series 2021A, 4.000%, 5/01/45	5/28 at 103.00	N/R	$1,909,813
	Virgin Islands – 0.1% (0.0% of Total Investments)
1,790	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series 2012A, 5.000%, 10/01/32 – AGM Insured	10/22 at 100.00	A2	1,826,874
	Virginia – 0.9% (0.6% of Total Investments)
	Embrey Mill Community Development Authority, Virginia, Special Assessment Revenue Bonds, Series 2015:
1,200	5.300%, 3/01/35 (Pre-refunded 3/01/25), 144A	3/25 at 100.00	N/R (5)	1,334,688
1,085	5.600%, 3/01/45 (Pre-refunded 3/01/25), 144A	3/25 at 100.00	N/R (5)	1,221,840
5,500	Hampton Roads Transportation Accountability Commision, Virginia, Revenue Bonds, Hampton Roads Transportation Fund, Senior Lien Series 2020A, 5.000%, 7/01/60	7/30 at 100.00	AA	6,671,665
11,380	Hampton Roads Transportation Accountability Commission, Virginia, Hampton Roads Transportation Fund Revenue Bonds, Senior Lien Series 2018A, 5.500%, 7/01/57	1/28 at 100.00	AA	13,745,333
	James City County Economic Development Authority, Virginia, Residential Care Facility Revenue Bonds, Williamsburg Landing Inc., Refunding Series 2021A:
1,115	4.000%, 12/01/40	12/27 at 103.00	N/R	1,208,593
2,690	4.000%, 12/01/50	12/27 at 103.00	N/R	2,877,816
2,000	Peninsula Town Center Community Development Authority, Virginia, Special Obligation Bonds, Refunding Series 2018, 5.000%, 9/01/45, 144A	9/27 at 100.00	N/R	2,130,940
1,000	Virginia College Building Authority, Educational Facilities Revenue Bonds, Marymount University Project, Green Series 2015B, 5.250%, 7/01/35, 144A	7/25 at 100.00	Ba2	1,058,130
2,020	Virginia Small Business Finance Authority, Tourism Development Financing Program Revenue Bonds, Downtown Norfolk and Virginia Beach Oceanfront Hotel Projects, Series 2018A, 8.375%, 4/01/41, 144A	4/28 at 112.76	N/R	2,294,417
27,990	Total Virginia			32,543,422
	Washington – 1.9% (1.2% of Total Investments)
5,000	Energy Northwest, Washington, Electric Revenue Bonds, Columbia Generating Station, Refunding Series 2015A, 5.000%, 7/01/38 (UB) (6)	7/25 at 100.00	AA-	5,580,850
1,250	Washington Health Care Facilities Authority, Revenue Bonds, Providence Health & Services, Tender Option Bond Trust 2015-XF0148, 17.892%, 10/01/44, 144A (IF) (6)	10/24 at 100.00	AA-	1,705,887
20,455	Washington Health Care Facilities Authority, Revenue Bonds, Seattle Cancer Center Alliance, Series 2020, 5.000%, 9/01/55	9/30 at 100.00	A2	24,677,935
6,655	Washington Health Care Facilities Authority, Revenue Bonds, Seattle Children's Hospital, Series 2012A, 5.000%, 10/01/42 (Pre-refunded 10/01/22)	10/22 at 100.00	Aa2 (5)	6,850,857
	Washington State Housing Finance Commission, Non-profit Housing Revenue Bonds, Presbyterian Retirement Communities Northwest Proejct, Refunding Series 2016A:
5,450	5.000%, 1/01/46, 144A	1/25 at 102.00	BB	5,713,889
3,650	5.000%, 1/01/51, 144A	1/25 at 102.00	BB	3,820,528
21,510	Washington State, Motor Vehicle Fuel Tax General Obligation Bonds, Series 2002-03C, 0.000%, 6/01/28 – NPFG Insured (UB) (6)	No Opt. Call	AA+	19,238,974
63,970	Total Washington			67,588,920

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	West Virginia – 1.3% (0.8% of Total Investments)
$1,900	Monongalia County Commission, West Virginia, Special District Excise Tax Revenue Bonds, University Town Centre Economic Opportunity Development District, Refunding & Improvement Series 2017A, 5.500%, 6/01/37, 144A	6/27 at 100.00	N/R	$2,124,352
465	Monongalia County Commission, West Virginia, Special District Excise Tax Revenue Bonds, University Town Centre Economic Opportunity Development District, Refunding & Improvement Series 2021A, 4.125%, 6/01/43, 144A	6/31 at 100.00	N/R	501,772
40,950	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, West Virginia United Health System Obligated Group, Refunding & Improvement Series 2013A, 5.500%, 6/01/44 (Pre-refunded 6/01/23)	6/23 at 100.00	A (5)	43,489,719
43,315	Total West Virginia			46,115,843
	Wisconsin – 3.6% (2.2% of Total Investments)
	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Cornerstone Charter Academy, North Carolina, Series 2016A:
1,750	5.000%, 2/01/36, 144A	2/26 at 100.00	N/R	1,849,802
305	5.125%, 2/01/46, 144A	2/26 at 100.00	N/R	319,969
1,715	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Corvian Community School Bonds, North Carolina, Series 2019A, 5.000%, 6/15/49, 144A	6/26 at 100.00	N/R	1,788,625
500	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Corvian Community School, North Carolina, Series 2017A, 5.125%, 6/15/47, 144A	6/24 at 100.00	N/R	513,710
1,480	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Envision Science Academy Project, Series 2016A, 5.125%, 5/01/36, 144A	5/26 at 100.00	N/R	1,544,928
6,000	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Phoenix Academy Charter School, North Carolina, Series 2017A, 5.625%, 6/15/37, 144A	6/24 at 100.00	N/R	6,058,380
	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Uwharrie Charter Academy, North Carolina, Series 2017A:
1,000	5.500%, 6/15/37, 144A	6/27 at 100.00	N/R	1,007,540
1,790	5.625%, 6/15/47, 144A	6/27 at 100.00	N/R	1,817,584
35,100	Public Finance Authority of Wisconsin, Limited Obligation PILOT Revenue Bonds, American Dream @ Meadowlands Project, Series 2017, 7.000%, 12/01/50, 144A	12/27 at 100.00	N/R	37,674,234
1,700	Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Proton Therapy Center, Senior Series 2017A, 7.000%, 10/01/47, 144A	10/27 at 100.00	N/R	1,701,122
	Public Finance Authority of Wisconsin, Revenue Bonds, Prime Healthcare Foundation, Inc., Series 2017A:
1,235	5.000%, 12/01/27	No Opt. Call	BBB-	1,362,514
1,815	5.200%, 12/01/37	12/27 at 100.00	BBB-	2,108,122
	Public Finance Authority of Wisconsin, Revenue Bonds, Roseman University of Health Sciences, Series 2020:
1,300	5.000%, 4/01/40, 144A	4/30 at 100.00	BB	1,478,906
4,765	5.000%, 4/01/50, 144A	4/30 at 100.00	BB	5,358,481
	Public Finance Authority, Wisconsin, Educational Revenue Bonds, Lake Norman Charter School, Series 2018A:
4,050	5.000%, 6/15/38, 144A	6/26 at 100.00	BBB-	4,373,068
1,575	5.000%, 6/15/48, 144A	6/26 at 100.00	BBB-	1,684,400

NVG	Nuveen AMT-Free Municipal Credit Income Fund (continued)
Portfolio of Investments January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
$2,500	Public Finance Authority, Wisconsin, Exempt Facilities Revenue Bonds, Celanese Project, Refunding Series 2016C, 4.050%, 11/01/30	5/26 at 100.00	Baa3	$2,705,500
6,620	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Froedtert Health Inc. Obligated Group, Series 2012A, 5.000%, 4/01/42	10/22 at 100.00	AA	6,783,448
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Mercy Alliance, Inc., Series 2012:
11,000	5.000%, 6/01/32	6/22 at 100.00	A3	11,154,880
1,500	5.000%, 6/01/39	6/22 at 100.00	A3	1,520,055
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, PHW Muskego, Inc. Project, Series 2021:
2,405	4.000%, 10/01/51	10/28 at 102.00	N/R	2,436,554
3,845	4.000%, 10/01/61	10/28 at 102.00	N/R	3,853,190
1,450	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Rocket Education Obligated Group, Series 2017C, 5.250%, 6/01/40, 144A	6/26 at 100.00	N/R	1,565,594
1,000	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, American Baptist Homes of the Midwest Obligated Group, Refunding Series 2017, 5.000%, 8/01/37	8/24 at 103.00	N/R	1,046,900
2,505	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Aurora Health Care, Inc., Series 2013A, 5.125%, 4/15/31 (Pre-refunded 4/15/23)	4/23 at 100.00	Aa3 (5)	2,635,009
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Dickson Hollow Project. Series 2014:
1,000	5.375%, 10/01/44	10/22 at 102.00	N/R	1,028,610
1,500	5.500%, 10/01/49	10/22 at 102.00	N/R	1,543,920
2,275	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Oakwood Lutheran Senior Ministries, Series 2021, 4.000%, 1/01/57	1/27 at 103.00	N/R	2,340,270
1,000	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Rogers Memorial Hospital, Inc., Series 2014A, 5.000%, 7/01/34	7/24 at 100.00	A	1,084,240
1,850	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Saint Camillus Health System Inc, Series 2019A, 5.000%, 11/01/54	11/26 at 103.00	N/R	2,006,288
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Saint John's Communities Inc., Series 2015B:
550	5.000%, 9/15/37	9/22 at 100.00	BBB-	564,685
1,350	5.000%, 9/15/45	9/22 at 100.00	BBB-	1,386,045
1,000	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Three Pillars Senior Living Communities, Refunding Series 2013, 5.000%, 8/15/33 (Pre-refunded 8/15/23)	8/23 at 100.00	BBB+ (5)	1,063,080
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Woodland Hills Senior Housing Project, Series 2014:
2,565	5.000%, 12/01/44	12/22 at 102.00	N/R	2,634,922
1,775	5.250%, 12/01/49	12/22 at 102.00	N/R	1,826,599

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
	Wisconsin Housing and Economic Development Authority, Housing Revenue Bonds, Series 2019A:
$2,800	3.150%, 11/01/44	11/28 at 100.00	Aa3	$2,882,404
4,000	3.200%, 11/01/49	11/28 at 100.00	Aa3	4,093,600
120,570	Total Wisconsin			126,797,178
$6,023,506	Total Municipal Bonds (cost $5,186,272,720)			5,629,979,282

Shares	Description (1)	Value
	COMMON STOCKS – 0.9% (0.6% of Total Investments)
	Electric Utilities – 0.9% (0.6% of Total Investments)
676,308	Energy Harbor Corp (9), (10), (11)	$32,885,476
	Total Common Stocks (cost $15,015,822)	32,885,476
	Total Long-Term Investments (cost $5,201,288,542)	5,662,864,758

Principal Amount (000)	Description (1)	Optional Call Provision (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 1.4% (0.9% of Total Investments)
	MUNICIPAL BONDS – 1.4% (0.9% of Total Investments)
	California – 0.7% (0.5% of Total Investments)
$25,000	San Diego County Regional Transportation Commission, California, Sales Tax Revenue Bonds, Variable Rate Demand Obligations, Series 2008C, 0.040%, 4/01/38 (12)	1/22 at 100.00		$25,000,000
	North Dakota – 0.7% (0.4% of Total Investments)
23,780	North Dakota Housing Finance Agency, Home Mortgage Finance Program Bonds, Variable Rate Demand Obligations, Series 2017H, 0.060%, 7/01/39 (12)	1/22 at 100.00		23,780,000
$48,780	Total Short-Term Investments (cost $48,780,000)			48,780,000
	Total Investments (cost $5,250,068,542) – 161.0%			5,711,644,758
	Floating Rate Obligations – (5.1)%			(181,635,000)
	Adjustable Rate MuniFund Term Preferred Shares, net of deferred offering costs – (3.2)% (13)			(111,926,600)
	MuniFund Preferred Shares, net of deferred offering costs – (18.4)% (14)			(652,970,183)
	Variable Rate Demand Preferred Shares, net of deferred offering costs – (34.8)% (15)			(1,233,654,394)
	Other Assets Less Liabilities – 0.5%			17,172,443
	Net Assets Applicable to Common Shares – 100%			$3,548,631,024

NVG	Nuveen AMT-Free Municipal Credit Income Fund (continued)
Portfolio of Investments January 31, 2022
(Unaudited)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$5,629,645,762	$333,520	$5,629,979,282
Common Stocks	—	32,885,476	—	32,885,476
Short-Term Investments:
Municipal Bonds	—	48,780,000	—	48,780,000
Total	$ —	$5,711,311,238	$333,520	$5,711,644,758

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	The ratings disclosed are the lowest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(6)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(7)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(8)	Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(9)	Common Stock received as part of the bankruptcy settlements during February 2020 for Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2005A, 4.000%, 1/01/35, Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006A, 3.500%, 4/01/41, Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35, Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/20, Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009B, 3.100%, 3/01/23, Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Corporation Project, Refunding Series 2010B, 3.750%, 6/01/33, Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2006B, 3.125%, 1/01/34, Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006B, 4.000%, 12/01/33, Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010C, 4.000%, 6/01/33.
(10)	For fair value measurement disclosure purposes, investment classified as Level 2.
(11)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(12)	Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(13)	Adjustable Rate MuniFund Term Preferred Shares, net of deferred offering cost as a percentage of Total Investments is 2.0%.
(14)	MuniFund Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 11.4%.
(15)	Variable Rate Demand Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 21.6%.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ETM	Escrowed to maturity
IF	Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
WI/DD	Purchased on a when-issued or delayed delivery basis.